UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21777
JOHN HANCOCK FUNDS III
(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MA 02116
(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE
TREASURER
200 BERKELEY STREET
BOSTON, MA 02116
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 543-9634
Date of fiscal year end:
March 31
Date of reporting period:
September 30, 2024
ITEM 1. REPORTS TO STOCKHOLDERS
The Registrant prepared the following semiannual reports to shareholders for the period ended September 30, 2024:
John Hancock Funds III
  John Hancock Disciplined Value Fund
  John Hancock Disciplined Value Mid Cap Fund
  John Hancock Global Shareholder Yield Fund
  John Hancock International Growth Fund
  John Hancock U.S. Growth Fund

John Hancock U.S. Growth Fund
Class A/JSGAX
Semiannual SHAREHOLDER REPORT | September 30, 2024
This semiannual shareholder report contains important information about the John Hancock U.S. Growth Fund (the fund) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Growth Fund (Class A/JSGAX)	$50	0.95%
Fund Statistics
Fund net assets	$1,561,641,579
Total number of portfolio holdings	41
Portfolio turnover rate	42%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	12.7%
NVIDIA Corp.	11.3%
Apple, Inc.	10.4%
Alphabet, Inc., Class A	7.5%
Amazon.com, Inc.	7.5%
Eli Lilly & Company	3.7%
Broadcom, Inc.	3.3%
Meta Platforms, Inc., Class A	3.2%
Mastercard, Inc., Class A	2.5%
Salesforce, Inc.	2.1%

Sector Composition
Information technology	47.7%
Communication services	14.0%
Consumer discretionary	13.4%
Financials	11.1%
Health care	7.9%
Industrials	2.0%
Real estate	1.3%
Energy	1.2%
Consumer staples	1.0%
Short-term investments and other	0.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3915184

393SA-A
9/24
11/24

John Hancock U.S. Growth Fund
Class C/JSGCX
Semiannual SHAREHOLDER REPORT | September 30, 2024
This semiannual shareholder report contains important information about the John Hancock U.S. Growth Fund (the fund) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Growth Fund (Class C/JSGCX)	$88	1.70%
Fund Statistics
Fund net assets	$1,561,641,579
Total number of portfolio holdings	41
Portfolio turnover rate	42%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	12.7%
NVIDIA Corp.	11.3%
Apple, Inc.	10.4%
Alphabet, Inc., Class A	7.5%
Amazon.com, Inc.	7.5%
Eli Lilly & Company	3.7%
Broadcom, Inc.	3.3%
Meta Platforms, Inc., Class A	3.2%
Mastercard, Inc., Class A	2.5%
Salesforce, Inc.	2.1%

Sector Composition
Information technology	47.7%
Communication services	14.0%
Consumer discretionary	13.4%
Financials	11.1%
Health care	7.9%
Industrials	2.0%
Real estate	1.3%
Energy	1.2%
Consumer staples	1.0%
Short-term investments and other	0.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3915184

393SA-C
9/24
11/24

John Hancock U.S. Growth Fund
Class I/JSGIX
Semiannual SHAREHOLDER REPORT | September 30, 2024
This semiannual shareholder report contains important information about the John Hancock U.S. Growth Fund (the fund) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Growth Fund (Class I/JSGIX)	$37	0.70%
Fund Statistics
Fund net assets	$1,561,641,579
Total number of portfolio holdings	41
Portfolio turnover rate	42%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	12.7%
NVIDIA Corp.	11.3%
Apple, Inc.	10.4%
Alphabet, Inc., Class A	7.5%
Amazon.com, Inc.	7.5%
Eli Lilly & Company	3.7%
Broadcom, Inc.	3.3%
Meta Platforms, Inc., Class A	3.2%
Mastercard, Inc., Class A	2.5%
Salesforce, Inc.	2.1%

Sector Composition
Information technology	47.7%
Communication services	14.0%
Consumer discretionary	13.4%
Financials	11.1%
Health care	7.9%
Industrials	2.0%
Real estate	1.3%
Energy	1.2%
Consumer staples	1.0%
Short-term investments and other	0.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3915184

393SA-I
9/24
11/24

John Hancock U.S. Growth Fund
Class NAV
Semiannual SHAREHOLDER REPORT | September 30, 2024
This semiannual shareholder report contains important information about the John Hancock U.S. Growth Fund (the fund) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Growth Fund (Class NAV)	$31	0.60%
Fund Statistics
Fund net assets	$1,561,641,579
Total number of portfolio holdings	41
Portfolio turnover rate	42%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	12.7%
NVIDIA Corp.	11.3%
Apple, Inc.	10.4%
Alphabet, Inc., Class A	7.5%
Amazon.com, Inc.	7.5%
Eli Lilly & Company	3.7%
Broadcom, Inc.	3.3%
Meta Platforms, Inc., Class A	3.2%
Mastercard, Inc., Class A	2.5%
Salesforce, Inc.	2.1%

Sector Composition
Information technology	47.7%
Communication services	14.0%
Consumer discretionary	13.4%
Financials	11.1%
Health care	7.9%
Industrials	2.0%
Real estate	1.3%
Energy	1.2%
Consumer staples	1.0%
Short-term investments and other	0.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3915184

393SA-NAV
9/24
11/24

John Hancock U.S. Growth Fund
Class R2/JSGRX
Semiannual SHAREHOLDER REPORT | September 30, 2024
This semiannual shareholder report contains important information about the John Hancock U.S. Growth Fund (the fund) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Growth Fund (Class R2/JSGRX)	$57	1.09%
Fund Statistics
Fund net assets	$1,561,641,579
Total number of portfolio holdings	41
Portfolio turnover rate	42%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	12.7%
NVIDIA Corp.	11.3%
Apple, Inc.	10.4%
Alphabet, Inc., Class A	7.5%
Amazon.com, Inc.	7.5%
Eli Lilly & Company	3.7%
Broadcom, Inc.	3.3%
Meta Platforms, Inc., Class A	3.2%
Mastercard, Inc., Class A	2.5%
Salesforce, Inc.	2.1%

Sector Composition
Information technology	47.7%
Communication services	14.0%
Consumer discretionary	13.4%
Financials	11.1%
Health care	7.9%
Industrials	2.0%
Real estate	1.3%
Energy	1.2%
Consumer staples	1.0%
Short-term investments and other	0.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3915184

393SA-R2
9/24
11/24

John Hancock U.S. Growth Fund
Class R4/JHSGX
Semiannual SHAREHOLDER REPORT | September 30, 2024
This semiannual shareholder report contains important information about the John Hancock U.S. Growth Fund (the fund) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Growth Fund (Class R4/JHSGX)	$44	0.85%
Fund Statistics
Fund net assets	$1,561,641,579
Total number of portfolio holdings	41
Portfolio turnover rate	42%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	12.7%
NVIDIA Corp.	11.3%
Apple, Inc.	10.4%
Alphabet, Inc., Class A	7.5%
Amazon.com, Inc.	7.5%
Eli Lilly & Company	3.7%
Broadcom, Inc.	3.3%
Meta Platforms, Inc., Class A	3.2%
Mastercard, Inc., Class A	2.5%
Salesforce, Inc.	2.1%

Sector Composition
Information technology	47.7%
Communication services	14.0%
Consumer discretionary	13.4%
Financials	11.1%
Health care	7.9%
Industrials	2.0%
Real estate	1.3%
Energy	1.2%
Consumer staples	1.0%
Short-term investments and other	0.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3915184

393SA-R4
9/24
11/24

John Hancock U.S. Growth Fund
Class R6/JSGTX
Semiannual SHAREHOLDER REPORT | September 30, 2024
This semiannual shareholder report contains important information about the John Hancock U.S. Growth Fund (the fund) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Growth Fund (Class R6/JSGTX)	$31	0.60%
Fund Statistics
Fund net assets	$1,561,641,579
Total number of portfolio holdings	41
Portfolio turnover rate	42%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	12.7%
NVIDIA Corp.	11.3%
Apple, Inc.	10.4%
Alphabet, Inc., Class A	7.5%
Amazon.com, Inc.	7.5%
Eli Lilly & Company	3.7%
Broadcom, Inc.	3.3%
Meta Platforms, Inc., Class A	3.2%
Mastercard, Inc., Class A	2.5%
Salesforce, Inc.	2.1%

Sector Composition
Information technology	47.7%
Communication services	14.0%
Consumer discretionary	13.4%
Financials	11.1%
Health care	7.9%
Industrials	2.0%
Real estate	1.3%
Energy	1.2%
Consumer staples	1.0%
Short-term investments and other	0.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3915184

393SA-R6
9/24
11/24

John Hancock International Growth Fund
Class 1/GOIOX
Semiannual SHAREHOLDER REPORT | September 30, 2024
This semiannual shareholder report contains important information about the John Hancock International Growth Fund (the fund) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Growth Fund (Class 1/GOIOX)	$49	0.94%
Fund Statistics
Fund net assets	$5,809,999,189
Total number of portfolio holdings	63
Portfolio turnover rate	28%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	6.9%
Tencent Holdings, Ltd.	4.7%
AstraZeneca PLC	3.0%
Sony Group Corp.	2.9%
Industria de Diseno Textil SA	2.8%
Bharti Airtel, Ltd.	2.6%
Constellation Software, Inc.	2.6%
Keyence Corp.	2.4%
London Stock Exchange Group PLC	2.4%
Safran SA	2.3%

Sector Composition
Information technology	21.1%
Financials	14.7%
Industrials	14.6%
Consumer discretionary	14.4%
Communication services	11.3%
Health care	11.3%
Consumer staples	6.7%
Real estate	2.2%
Materials	1.3%
Energy	1.3%
Short-term investments and other	1.1%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3915172

87SA-1
9/24
11/24

John Hancock International Growth Fund
Class A/GOIGX
Semiannual SHAREHOLDER REPORT | September 30, 2024
This semiannual shareholder report contains important information about the John Hancock International Growth Fund (the fund) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Growth Fund (Class A/GOIGX)	$68	1.30%
Fund Statistics
Fund net assets	$5,809,999,189
Total number of portfolio holdings	63
Portfolio turnover rate	28%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	6.9%
Tencent Holdings, Ltd.	4.7%
AstraZeneca PLC	3.0%
Sony Group Corp.	2.9%
Industria de Diseno Textil SA	2.8%
Bharti Airtel, Ltd.	2.6%
Constellation Software, Inc.	2.6%
Keyence Corp.	2.4%
London Stock Exchange Group PLC	2.4%
Safran SA	2.3%

Sector Composition
Information technology	21.1%
Financials	14.7%
Industrials	14.6%
Consumer discretionary	14.4%
Communication services	11.3%
Health care	11.3%
Consumer staples	6.7%
Real estate	2.2%
Materials	1.3%
Energy	1.3%
Short-term investments and other	1.1%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3915172

87SA-A
9/24
11/24

John Hancock International Growth Fund
Class C/GONCX
Semiannual SHAREHOLDER REPORT | September 30, 2024
This semiannual shareholder report contains important information about the John Hancock International Growth Fund (the fund) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Growth Fund (Class C/GONCX)	$104	2.00%
Fund Statistics
Fund net assets	$5,809,999,189
Total number of portfolio holdings	63
Portfolio turnover rate	28%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	6.9%
Tencent Holdings, Ltd.	4.7%
AstraZeneca PLC	3.0%
Sony Group Corp.	2.9%
Industria de Diseno Textil SA	2.8%
Bharti Airtel, Ltd.	2.6%
Constellation Software, Inc.	2.6%
Keyence Corp.	2.4%
London Stock Exchange Group PLC	2.4%
Safran SA	2.3%

Sector Composition
Information technology	21.1%
Financials	14.7%
Industrials	14.6%
Consumer discretionary	14.4%
Communication services	11.3%
Health care	11.3%
Consumer staples	6.7%
Real estate	2.2%
Materials	1.3%
Energy	1.3%
Short-term investments and other	1.1%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3915172

87SA-C
9/24
11/24

John Hancock International Growth Fund
Class I/GOGIX
Semiannual SHAREHOLDER REPORT | September 30, 2024
This semiannual shareholder report contains important information about the John Hancock International Growth Fund (the fund) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Growth Fund (Class I/GOGIX)	$52	1.00%
Fund Statistics
Fund net assets	$5,809,999,189
Total number of portfolio holdings	63
Portfolio turnover rate	28%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	6.9%
Tencent Holdings, Ltd.	4.7%
AstraZeneca PLC	3.0%
Sony Group Corp.	2.9%
Industria de Diseno Textil SA	2.8%
Bharti Airtel, Ltd.	2.6%
Constellation Software, Inc.	2.6%
Keyence Corp.	2.4%
London Stock Exchange Group PLC	2.4%
Safran SA	2.3%

Sector Composition
Information technology	21.1%
Financials	14.7%
Industrials	14.6%
Consumer discretionary	14.4%
Communication services	11.3%
Health care	11.3%
Consumer staples	6.7%
Real estate	2.2%
Materials	1.3%
Energy	1.3%
Short-term investments and other	1.1%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3915172

87SA-I
9/24
11/24

John Hancock International Growth Fund
Class NAV/JIGHX
Semiannual SHAREHOLDER REPORT | September 30, 2024
This semiannual shareholder report contains important information about the John Hancock International Growth Fund (the fund) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Growth Fund (Class NAV/JIGHX)	$46	0.89%
Fund Statistics
Fund net assets	$5,809,999,189
Total number of portfolio holdings	63
Portfolio turnover rate	28%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	6.9%
Tencent Holdings, Ltd.	4.7%
AstraZeneca PLC	3.0%
Sony Group Corp.	2.9%
Industria de Diseno Textil SA	2.8%
Bharti Airtel, Ltd.	2.6%
Constellation Software, Inc.	2.6%
Keyence Corp.	2.4%
London Stock Exchange Group PLC	2.4%
Safran SA	2.3%

Sector Composition
Information technology	21.1%
Financials	14.7%
Industrials	14.6%
Consumer discretionary	14.4%
Communication services	11.3%
Health care	11.3%
Consumer staples	6.7%
Real estate	2.2%
Materials	1.3%
Energy	1.3%
Short-term investments and other	1.1%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3915172

87SA-NAV
9/24
11/24

John Hancock International Growth Fund
Class R2/JHIGX
Semiannual SHAREHOLDER REPORT | September 30, 2024
This semiannual shareholder report contains important information about the John Hancock International Growth Fund (the fund) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Growth Fund (Class R2/JHIGX)	$72	1.39%
Fund Statistics
Fund net assets	$5,809,999,189
Total number of portfolio holdings	63
Portfolio turnover rate	28%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	6.9%
Tencent Holdings, Ltd.	4.7%
AstraZeneca PLC	3.0%
Sony Group Corp.	2.9%
Industria de Diseno Textil SA	2.8%
Bharti Airtel, Ltd.	2.6%
Constellation Software, Inc.	2.6%
Keyence Corp.	2.4%
London Stock Exchange Group PLC	2.4%
Safran SA	2.3%

Sector Composition
Information technology	21.1%
Financials	14.7%
Industrials	14.6%
Consumer discretionary	14.4%
Communication services	11.3%
Health care	11.3%
Consumer staples	6.7%
Real estate	2.2%
Materials	1.3%
Energy	1.3%
Short-term investments and other	1.1%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3915172

87SA-R2
9/24
11/24

John Hancock International Growth Fund
Class R4/JIGIX
Semiannual SHAREHOLDER REPORT | September 30, 2024
This semiannual shareholder report contains important information about the John Hancock International Growth Fund (the fund) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Growth Fund (Class R4/JIGIX)	$59	1.14%
Fund Statistics
Fund net assets	$5,809,999,189
Total number of portfolio holdings	63
Portfolio turnover rate	28%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	6.9%
Tencent Holdings, Ltd.	4.7%
AstraZeneca PLC	3.0%
Sony Group Corp.	2.9%
Industria de Diseno Textil SA	2.8%
Bharti Airtel, Ltd.	2.6%
Constellation Software, Inc.	2.6%
Keyence Corp.	2.4%
London Stock Exchange Group PLC	2.4%
Safran SA	2.3%

Sector Composition
Information technology	21.1%
Financials	14.7%
Industrials	14.6%
Consumer discretionary	14.4%
Communication services	11.3%
Health care	11.3%
Consumer staples	6.7%
Real estate	2.2%
Materials	1.3%
Energy	1.3%
Short-term investments and other	1.1%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3915172

87SA-R4
9/24
11/24

John Hancock International Growth Fund
Class R6/JIGTX
Semiannual SHAREHOLDER REPORT | September 30, 2024
This semiannual shareholder report contains important information about the John Hancock International Growth Fund (the fund) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Growth Fund (Class R6/JIGTX)	$46	0.89%
Fund Statistics
Fund net assets	$5,809,999,189
Total number of portfolio holdings	63
Portfolio turnover rate	28%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	6.9%
Tencent Holdings, Ltd.	4.7%
AstraZeneca PLC	3.0%
Sony Group Corp.	2.9%
Industria de Diseno Textil SA	2.8%
Bharti Airtel, Ltd.	2.6%
Constellation Software, Inc.	2.6%
Keyence Corp.	2.4%
London Stock Exchange Group PLC	2.4%
Safran SA	2.3%

Sector Composition
Information technology	21.1%
Financials	14.7%
Industrials	14.6%
Consumer discretionary	14.4%
Communication services	11.3%
Health care	11.3%
Consumer staples	6.7%
Real estate	2.2%
Materials	1.3%
Energy	1.3%
Short-term investments and other	1.1%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3915172

87SA-R6
9/24
11/24

John Hancock Global Shareholder Yield Fund
Class A/JGYAX
Semiannual SHAREHOLDER REPORT | September 30, 2024
This semiannual shareholder report contains important information about the John Hancock Global Shareholder Yield Fund (the fund) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Shareholder Yield Fund (Class A/JGYAX)	$58	1.09%
Fund Statistics
Fund net assets	$1,324,067,936
Total number of portfolio holdings	110
Portfolio turnover rate	8%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Broadcom, Inc.	2.2%
IBM Corp.	2.2%
Microsoft Corp.	2.2%
AbbVie, Inc.	1.9%
Iron Mountain, Inc.	1.8%
Philip Morris International, Inc.	1.6%
AXA SA	1.6%
Imperial Brands PLC	1.6%
TotalEnergies SE	1.5%
Sanofi SA	1.5%

Sector Composition
Information technology	17.7%
Financials	14.5%
Health care	12.5%
Consumer staples	9.6%
Communication services	8.6%
Industrials	8.3%
Utilities	7.8%
Consumer discretionary	6.3%
Energy	6.1%
Real estate	4.2%
Materials	3.5%
Short-term investments and other	0.9%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3915168

320SA-A
9/24
11/24

John Hancock Global Shareholder Yield Fund
Class C/JGYCX
Semiannual SHAREHOLDER REPORT | September 30, 2024
This semiannual shareholder report contains important information about the John Hancock Global Shareholder Yield Fund (the fund) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Shareholder Yield Fund (Class C/JGYCX)	$98	1.84%
Fund Statistics
Fund net assets	$1,324,067,936
Total number of portfolio holdings	110
Portfolio turnover rate	8%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Broadcom, Inc.	2.2%
IBM Corp.	2.2%
Microsoft Corp.	2.2%
AbbVie, Inc.	1.9%
Iron Mountain, Inc.	1.8%
Philip Morris International, Inc.	1.6%
AXA SA	1.6%
Imperial Brands PLC	1.6%
TotalEnergies SE	1.5%
Sanofi SA	1.5%

Sector Composition
Information technology	17.7%
Financials	14.5%
Health care	12.5%
Consumer staples	9.6%
Communication services	8.6%
Industrials	8.3%
Utilities	7.8%
Consumer discretionary	6.3%
Energy	6.1%
Real estate	4.2%
Materials	3.5%
Short-term investments and other	0.9%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3915168

320SA-C
9/24
11/24

John Hancock Global Shareholder Yield Fund
Class I/JGYIX
Semiannual SHAREHOLDER REPORT | September 30, 2024
This semiannual shareholder report contains important information about the John Hancock Global Shareholder Yield Fund (the fund) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Shareholder Yield Fund (Class I/JGYIX)	$45	0.84%
Fund Statistics
Fund net assets	$1,324,067,936
Total number of portfolio holdings	110
Portfolio turnover rate	8%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Broadcom, Inc.	2.2%
IBM Corp.	2.2%
Microsoft Corp.	2.2%
AbbVie, Inc.	1.9%
Iron Mountain, Inc.	1.8%
Philip Morris International, Inc.	1.6%
AXA SA	1.6%
Imperial Brands PLC	1.6%
TotalEnergies SE	1.5%
Sanofi SA	1.5%

Sector Composition
Information technology	17.7%
Financials	14.5%
Health care	12.5%
Consumer staples	9.6%
Communication services	8.6%
Industrials	8.3%
Utilities	7.8%
Consumer discretionary	6.3%
Energy	6.1%
Real estate	4.2%
Materials	3.5%
Short-term investments and other	0.9%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3915168

320SA-I
9/24
11/24

John Hancock Global Shareholder Yield Fund
Class NAV
Semiannual SHAREHOLDER REPORT | September 30, 2024
This semiannual shareholder report contains important information about the John Hancock Global Shareholder Yield Fund (the fund) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Shareholder Yield Fund (Class NAV)	$39	0.74%
Fund Statistics
Fund net assets	$1,324,067,936
Total number of portfolio holdings	110
Portfolio turnover rate	8%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Broadcom, Inc.	2.2%
IBM Corp.	2.2%
Microsoft Corp.	2.2%
AbbVie, Inc.	1.9%
Iron Mountain, Inc.	1.8%
Philip Morris International, Inc.	1.6%
AXA SA	1.6%
Imperial Brands PLC	1.6%
TotalEnergies SE	1.5%
Sanofi SA	1.5%

Sector Composition
Information technology	17.7%
Financials	14.5%
Health care	12.5%
Consumer staples	9.6%
Communication services	8.6%
Industrials	8.3%
Utilities	7.8%
Consumer discretionary	6.3%
Energy	6.1%
Real estate	4.2%
Materials	3.5%
Short-term investments and other	0.9%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3915168

320SA-NAV
9/24
11/24

John Hancock Global Shareholder Yield Fund
Class R2/JGSRX
Semiannual SHAREHOLDER REPORT | September 30, 2024
This semiannual shareholder report contains important information about the John Hancock Global Shareholder Yield Fund (the fund) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Shareholder Yield Fund (Class R2/JGSRX)	$65	1.22%
Fund Statistics
Fund net assets	$1,324,067,936
Total number of portfolio holdings	110
Portfolio turnover rate	8%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Broadcom, Inc.	2.2%
IBM Corp.	2.2%
Microsoft Corp.	2.2%
AbbVie, Inc.	1.9%
Iron Mountain, Inc.	1.8%
Philip Morris International, Inc.	1.6%
AXA SA	1.6%
Imperial Brands PLC	1.6%
TotalEnergies SE	1.5%
Sanofi SA	1.5%

Sector Composition
Information technology	17.7%
Financials	14.5%
Health care	12.5%
Consumer staples	9.6%
Communication services	8.6%
Industrials	8.3%
Utilities	7.8%
Consumer discretionary	6.3%
Energy	6.1%
Real estate	4.2%
Materials	3.5%
Short-term investments and other	0.9%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3915168

320SA-R2
9/24
11/24

John Hancock Global Shareholder Yield Fund
Class R6/JGRSX
Semiannual SHAREHOLDER REPORT | September 30, 2024
This semiannual shareholder report contains important information about the John Hancock Global Shareholder Yield Fund (the fund) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Shareholder Yield Fund (Class R6/JGRSX)	$39	0.74%
Fund Statistics
Fund net assets	$1,324,067,936
Total number of portfolio holdings	110
Portfolio turnover rate	8%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Broadcom, Inc.	2.2%
IBM Corp.	2.2%
Microsoft Corp.	2.2%
AbbVie, Inc.	1.9%
Iron Mountain, Inc.	1.8%
Philip Morris International, Inc.	1.6%
AXA SA	1.6%
Imperial Brands PLC	1.6%
TotalEnergies SE	1.5%
Sanofi SA	1.5%

Sector Composition
Information technology	17.7%
Financials	14.5%
Health care	12.5%
Consumer staples	9.6%
Communication services	8.6%
Industrials	8.3%
Utilities	7.8%
Consumer discretionary	6.3%
Energy	6.1%
Real estate	4.2%
Materials	3.5%
Short-term investments and other	0.9%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3915168

320SA-R6
9/24
11/24

John Hancock Disciplined Value Mid Cap Fund
Class A/JVMAX
Semiannual SHAREHOLDER REPORT | September 30, 2024
This semiannual shareholder report contains important information about the John Hancock Disciplined Value Mid Cap Fund (the fund) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Mid Cap Fund (Class A/JVMAX)	$56	1.10%
Fund Statistics
Fund net assets	$23,554,627,409
Total number of portfolio holdings	144
Portfolio turnover rate	18%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Ameriprise Financial, Inc.	2.1%
Howmet Aerospace, Inc.	1.6%
AutoZone, Inc.	1.6%
Zebra Technologies Corp., Class A	1.5%
Fifth Third Bancorp	1.5%
Check Point Software Technologies, Ltd.	1.4%
Norfolk Southern Corp.	1.4%
Textron, Inc.	1.4%
Cencora, Inc.	1.4%
Masco Corp.	1.3%

Sector Composition
Industrials	25.3%
Financials	16.5%
Consumer discretionary	11.7%
Information technology	10.2%
Materials	8.5%
Real estate	8.3%
Health care	5.3%
Energy	4.9%
Utilities	4.3%
Consumer staples	2.5%
Communication services	0.5%
Short-term investments and other	2.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3915159

363SA-A
9/24
11/24

John Hancock Disciplined Value Mid Cap Fund
Class C/JVMCX
Semiannual SHAREHOLDER REPORT | September 30, 2024
This semiannual shareholder report contains important information about the John Hancock Disciplined Value Mid Cap Fund (the fund) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Mid Cap Fund (Class C/JVMCX)	$94	1.85%
Fund Statistics
Fund net assets	$23,554,627,409
Total number of portfolio holdings	144
Portfolio turnover rate	18%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Ameriprise Financial, Inc.	2.1%
Howmet Aerospace, Inc.	1.6%
AutoZone, Inc.	1.6%
Zebra Technologies Corp., Class A	1.5%
Fifth Third Bancorp	1.5%
Check Point Software Technologies, Ltd.	1.4%
Norfolk Southern Corp.	1.4%
Textron, Inc.	1.4%
Cencora, Inc.	1.4%
Masco Corp.	1.3%

Sector Composition
Industrials	25.3%
Financials	16.5%
Consumer discretionary	11.7%
Information technology	10.2%
Materials	8.5%
Real estate	8.3%
Health care	5.3%
Energy	4.9%
Utilities	4.3%
Consumer staples	2.5%
Communication services	0.5%
Short-term investments and other	2.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3915159

363SA-C
9/24
11/24

John Hancock Disciplined Value Mid Cap Fund
Class I/JVMIX
Semiannual SHAREHOLDER REPORT | September 30, 2024
This semiannual shareholder report contains important information about the John Hancock Disciplined Value Mid Cap Fund (the fund) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Mid Cap Fund (Class I/JVMIX)	$43	0.85%
Fund Statistics
Fund net assets	$23,554,627,409
Total number of portfolio holdings	144
Portfolio turnover rate	18%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Ameriprise Financial, Inc.	2.1%
Howmet Aerospace, Inc.	1.6%
AutoZone, Inc.	1.6%
Zebra Technologies Corp., Class A	1.5%
Fifth Third Bancorp	1.5%
Check Point Software Technologies, Ltd.	1.4%
Norfolk Southern Corp.	1.4%
Textron, Inc.	1.4%
Cencora, Inc.	1.4%
Masco Corp.	1.3%

Sector Composition
Industrials	25.3%
Financials	16.5%
Consumer discretionary	11.7%
Information technology	10.2%
Materials	8.5%
Real estate	8.3%
Health care	5.3%
Energy	4.9%
Utilities	4.3%
Consumer staples	2.5%
Communication services	0.5%
Short-term investments and other	2.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3915159

363SA-I
9/24
11/24

John Hancock Disciplined Value Mid Cap Fund
Class R2/JVMSX
Semiannual SHAREHOLDER REPORT | September 30, 2024
This semiannual shareholder report contains important information about the John Hancock Disciplined Value Mid Cap Fund (the fund) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Mid Cap Fund (Class R2/JVMSX)	$63	1.24%
Fund Statistics
Fund net assets	$23,554,627,409
Total number of portfolio holdings	144
Portfolio turnover rate	18%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Ameriprise Financial, Inc.	2.1%
Howmet Aerospace, Inc.	1.6%
AutoZone, Inc.	1.6%
Zebra Technologies Corp., Class A	1.5%
Fifth Third Bancorp	1.5%
Check Point Software Technologies, Ltd.	1.4%
Norfolk Southern Corp.	1.4%
Textron, Inc.	1.4%
Cencora, Inc.	1.4%
Masco Corp.	1.3%

Sector Composition
Industrials	25.3%
Financials	16.5%
Consumer discretionary	11.7%
Information technology	10.2%
Materials	8.5%
Real estate	8.3%
Health care	5.3%
Energy	4.9%
Utilities	4.3%
Consumer staples	2.5%
Communication services	0.5%
Short-term investments and other	2.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3915159

363SA-R2
9/24
11/24

John Hancock Disciplined Value Mid Cap Fund
Class R4/JVMTX
Semiannual SHAREHOLDER REPORT | September 30, 2024
This semiannual shareholder report contains important information about the John Hancock Disciplined Value Mid Cap Fund (the fund) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Mid Cap Fund (Class R4/JVMTX)	$50	0.99%
Fund Statistics
Fund net assets	$23,554,627,409
Total number of portfolio holdings	144
Portfolio turnover rate	18%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Ameriprise Financial, Inc.	2.1%
Howmet Aerospace, Inc.	1.6%
AutoZone, Inc.	1.6%
Zebra Technologies Corp., Class A	1.5%
Fifth Third Bancorp	1.5%
Check Point Software Technologies, Ltd.	1.4%
Norfolk Southern Corp.	1.4%
Textron, Inc.	1.4%
Cencora, Inc.	1.4%
Masco Corp.	1.3%

Sector Composition
Industrials	25.3%
Financials	16.5%
Consumer discretionary	11.7%
Information technology	10.2%
Materials	8.5%
Real estate	8.3%
Health care	5.3%
Energy	4.9%
Utilities	4.3%
Consumer staples	2.5%
Communication services	0.5%
Short-term investments and other	2.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3915159

363SA-R4
9/24
11/24

John Hancock Disciplined Value Mid Cap Fund
Class R6/JVMRX
Semiannual SHAREHOLDER REPORT | September 30, 2024
This semiannual shareholder report contains important information about the John Hancock Disciplined Value Mid Cap Fund (the fund) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Mid Cap Fund (Class R6/JVMRX)	$38	0.74%
Fund Statistics
Fund net assets	$23,554,627,409
Total number of portfolio holdings	144
Portfolio turnover rate	18%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Ameriprise Financial, Inc.	2.1%
Howmet Aerospace, Inc.	1.6%
AutoZone, Inc.	1.6%
Zebra Technologies Corp., Class A	1.5%
Fifth Third Bancorp	1.5%
Check Point Software Technologies, Ltd.	1.4%
Norfolk Southern Corp.	1.4%
Textron, Inc.	1.4%
Cencora, Inc.	1.4%
Masco Corp.	1.3%

Sector Composition
Industrials	25.3%
Financials	16.5%
Consumer discretionary	11.7%
Information technology	10.2%
Materials	8.5%
Real estate	8.3%
Health care	5.3%
Energy	4.9%
Utilities	4.3%
Consumer staples	2.5%
Communication services	0.5%
Short-term investments and other	2.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3915159

363SA-R6
9/24
11/24

John Hancock Disciplined Value Fund
Class A/JVLAX
Semiannual SHAREHOLDER REPORT | September 30, 2024
This semiannual shareholder report contains important information about the John Hancock Disciplined Value Fund (the fund) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Fund (Class A/JVLAX)	$51	1.00%
Fund Statistics
Fund net assets	$15,619,196,160
Total number of portfolio holdings	87
Portfolio turnover rate	27%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
JPMorgan Chase & Co.	4.3%
Oracle Corp.	2.9%
Alphabet, Inc., Class A	2.5%
UnitedHealth Group, Inc.	2.1%
Philip Morris International, Inc.	2.1%
Morgan Stanley	1.9%
Fidelity National Information Services, Inc.	1.8%
CRH PLC	1.8%
American Express Company	1.7%
Cencora, Inc.	1.7%

Sector Composition
Financials	21.3%
Industrials	15.4%
Information technology	13.6%
Health care	13.4%
Consumer staples	9.0%
Energy	7.7%
Consumer discretionary	7.0%
Communication services	4.7%
Materials	3.8%
Utilities	1.6%
Short-term investments and other	2.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3915140

340SA-A
9/24
11/24

John Hancock Disciplined Value Fund
Class C/JVLCX
Semiannual SHAREHOLDER REPORT | September 30, 2024
This semiannual shareholder report contains important information about the John Hancock Disciplined Value Fund (the fund) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Fund (Class C/JVLCX)	$89	1.75%
Fund Statistics
Fund net assets	$15,619,196,160
Total number of portfolio holdings	87
Portfolio turnover rate	27%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
JPMorgan Chase & Co.	4.3%
Oracle Corp.	2.9%
Alphabet, Inc., Class A	2.5%
UnitedHealth Group, Inc.	2.1%
Philip Morris International, Inc.	2.1%
Morgan Stanley	1.9%
Fidelity National Information Services, Inc.	1.8%
CRH PLC	1.8%
American Express Company	1.7%
Cencora, Inc.	1.7%

Sector Composition
Financials	21.3%
Industrials	15.4%
Information technology	13.6%
Health care	13.4%
Consumer staples	9.0%
Energy	7.7%
Consumer discretionary	7.0%
Communication services	4.7%
Materials	3.8%
Utilities	1.6%
Short-term investments and other	2.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3915140

340SA-C
9/24
11/24

John Hancock Disciplined Value Fund
Class I/JVLIX
Semiannual SHAREHOLDER REPORT | September 30, 2024
This semiannual shareholder report contains important information about the John Hancock Disciplined Value Fund (the fund) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Fund (Class I/JVLIX)	$38	0.75%
Fund Statistics
Fund net assets	$15,619,196,160
Total number of portfolio holdings	87
Portfolio turnover rate	27%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
JPMorgan Chase & Co.	4.3%
Oracle Corp.	2.9%
Alphabet, Inc., Class A	2.5%
UnitedHealth Group, Inc.	2.1%
Philip Morris International, Inc.	2.1%
Morgan Stanley	1.9%
Fidelity National Information Services, Inc.	1.8%
CRH PLC	1.8%
American Express Company	1.7%
Cencora, Inc.	1.7%

Sector Composition
Financials	21.3%
Industrials	15.4%
Information technology	13.6%
Health care	13.4%
Consumer staples	9.0%
Energy	7.7%
Consumer discretionary	7.0%
Communication services	4.7%
Materials	3.8%
Utilities	1.6%
Short-term investments and other	2.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3915140

340SA-I
9/24
11/24

John Hancock Disciplined Value Fund
Class NAV/JDVNX
Semiannual SHAREHOLDER REPORT | September 30, 2024
This semiannual shareholder report contains important information about the John Hancock Disciplined Value Fund (the fund) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Fund (Class NAV/JDVNX)	$33	0.64%
Fund Statistics
Fund net assets	$15,619,196,160
Total number of portfolio holdings	87
Portfolio turnover rate	27%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
JPMorgan Chase & Co.	4.3%
Oracle Corp.	2.9%
Alphabet, Inc., Class A	2.5%
UnitedHealth Group, Inc.	2.1%
Philip Morris International, Inc.	2.1%
Morgan Stanley	1.9%
Fidelity National Information Services, Inc.	1.8%
CRH PLC	1.8%
American Express Company	1.7%
Cencora, Inc.	1.7%

Sector Composition
Financials	21.3%
Industrials	15.4%
Information technology	13.6%
Health care	13.4%
Consumer staples	9.0%
Energy	7.7%
Consumer discretionary	7.0%
Communication services	4.7%
Materials	3.8%
Utilities	1.6%
Short-term investments and other	2.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3915140

340SA-NAV
9/24
11/24

John Hancock Disciplined Value Fund
Class R2/JDVPX
Semiannual SHAREHOLDER REPORT | September 30, 2024
This semiannual shareholder report contains important information about the John Hancock Disciplined Value Fund (the fund) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Fund (Class R2/JDVPX)	$58	1.14%
Fund Statistics
Fund net assets	$15,619,196,160
Total number of portfolio holdings	87
Portfolio turnover rate	27%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
JPMorgan Chase & Co.	4.3%
Oracle Corp.	2.9%
Alphabet, Inc., Class A	2.5%
UnitedHealth Group, Inc.	2.1%
Philip Morris International, Inc.	2.1%
Morgan Stanley	1.9%
Fidelity National Information Services, Inc.	1.8%
CRH PLC	1.8%
American Express Company	1.7%
Cencora, Inc.	1.7%

Sector Composition
Financials	21.3%
Industrials	15.4%
Information technology	13.6%
Health care	13.4%
Consumer staples	9.0%
Energy	7.7%
Consumer discretionary	7.0%
Communication services	4.7%
Materials	3.8%
Utilities	1.6%
Short-term investments and other	2.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3915140

340SA-R2
9/24
11/24

John Hancock Disciplined Value Fund
Class R4/JDVFX
Semiannual SHAREHOLDER REPORT | September 30, 2024
This semiannual shareholder report contains important information about the John Hancock Disciplined Value Fund (the fund) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Fund (Class R4/JDVFX)	$46	0.89%
Fund Statistics
Fund net assets	$15,619,196,160
Total number of portfolio holdings	87
Portfolio turnover rate	27%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
JPMorgan Chase & Co.	4.3%
Oracle Corp.	2.9%
Alphabet, Inc., Class A	2.5%
UnitedHealth Group, Inc.	2.1%
Philip Morris International, Inc.	2.1%
Morgan Stanley	1.9%
Fidelity National Information Services, Inc.	1.8%
CRH PLC	1.8%
American Express Company	1.7%
Cencora, Inc.	1.7%

Sector Composition
Financials	21.3%
Industrials	15.4%
Information technology	13.6%
Health care	13.4%
Consumer staples	9.0%
Energy	7.7%
Consumer discretionary	7.0%
Communication services	4.7%
Materials	3.8%
Utilities	1.6%
Short-term investments and other	2.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3915140

340SA-R4
9/24
11/24

John Hancock Disciplined Value Fund
Class R5/JDVVX
Semiannual SHAREHOLDER REPORT | September 30, 2024
This semiannual shareholder report contains important information about the John Hancock Disciplined Value Fund (the fund) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Fund (Class R5/JDVVX)	$35	0.69%
Fund Statistics
Fund net assets	$15,619,196,160
Total number of portfolio holdings	87
Portfolio turnover rate	27%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
JPMorgan Chase & Co.	4.3%
Oracle Corp.	2.9%
Alphabet, Inc., Class A	2.5%
UnitedHealth Group, Inc.	2.1%
Philip Morris International, Inc.	2.1%
Morgan Stanley	1.9%
Fidelity National Information Services, Inc.	1.8%
CRH PLC	1.8%
American Express Company	1.7%
Cencora, Inc.	1.7%

Sector Composition
Financials	21.3%
Industrials	15.4%
Information technology	13.6%
Health care	13.4%
Consumer staples	9.0%
Energy	7.7%
Consumer discretionary	7.0%
Communication services	4.7%
Materials	3.8%
Utilities	1.6%
Short-term investments and other	2.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3915140

340SA-R5
9/24
11/24

John Hancock Disciplined Value Fund
Class R6/JDVWX
Semiannual SHAREHOLDER REPORT | September 30, 2024
This semiannual shareholder report contains important information about the John Hancock Disciplined Value Fund (the fund) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Fund (Class R6/JDVWX)	$33	0.64%
Fund Statistics
Fund net assets	$15,619,196,160
Total number of portfolio holdings	87
Portfolio turnover rate	27%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
JPMorgan Chase & Co.	4.3%
Oracle Corp.	2.9%
Alphabet, Inc., Class A	2.5%
UnitedHealth Group, Inc.	2.1%
Philip Morris International, Inc.	2.1%
Morgan Stanley	1.9%
Fidelity National Information Services, Inc.	1.8%
CRH PLC	1.8%
American Express Company	1.7%
Cencora, Inc.	1.7%

Sector Composition
Financials	21.3%
Industrials	15.4%
Information technology	13.6%
Health care	13.4%
Consumer staples	9.0%
Energy	7.7%
Consumer discretionary	7.0%
Communication services	4.7%
Materials	3.8%
Utilities	1.6%
Short-term investments and other	2.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3915140

340SA-R6
9/24
11/24

ITEM 2. CODE OF ETHICS.

Item is not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Item is not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Item is not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Item is not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Refer to information included in Item 7.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant prepared financial statements and financial highlights for the six months ended September 30, 2024 for the following funds:

John Hancock Funds III

  John Hancock Disciplined Value Fund

  John Hancock Disciplined Value Mid Cap Fund

  John Hancock Global Shareholder Yield Fund

  John Hancock International Growth Fund

  John Hancock U.S. Growth Fund

Semiannual Financial Statements & Other N-CSR Items
John Hancock
Disciplined Value Fund
U.S. equity
September 30, 2024

John Hancock
Disciplined Value Fund

2	Fund’s investments
6	Financial statements
9	Financial highlights
17	Notes to financial statements
25	Evaluation of advisory and subadvisory agreements by the Board of Trustees
1	JOHN HANCOCK DISCIPLINED VALUE FUND |

Fund’s investments
AS OF 9-30-24 (unaudited)
	Shares	Value
Common stocks 97.5%		$15,232,672,062
(Cost $11,034,241,273)
Communication services 4.7%		734,193,049
Interactive media and services 2.5%
Alphabet, Inc., Class A	2,314,759	383,902,780
Media 1.1%
Omnicom Group, Inc.	1,710,568	176,855,626
Wireless telecommunication services 1.1%
T-Mobile US, Inc.	840,447	173,434,643
Consumer discretionary 7.0%		1,085,910,958
Hotels, restaurants and leisure 2.1%
Booking Holdings, Inc.	21,456	90,375,247
MGM Resorts International (A)	2,699,379	105,518,725
Starbucks Corp.	1,316,051	128,301,812
Household durables 1.2%
Lennar Corp., Class A	1,005,672	188,543,387
Specialty retail 3.7%
AutoNation, Inc. (A)	741,611	132,689,040
AutoZone, Inc. (A)	76,969	242,455,429
The Home Depot, Inc.	488,715	198,027,318
Consumer staples 9.0%		1,411,582,750
Beverages 0.6%
Coca-Cola Europacific Partners PLC	1,225,240	96,487,650
Consumer staples distribution and retail 4.6%
Sysco Corp.	2,382,928	186,011,360
Target Corp.	640,902	99,890,986
U.S. Foods Holding Corp. (A)	3,579,247	220,123,691
Walmart, Inc.	2,693,036	217,462,657
Food products 0.8%
The J.M. Smucker Company	1,007,045	121,953,150
Personal care products 0.9%
Kenvue, Inc.	6,365,396	147,231,609
Tobacco 2.1%
Philip Morris International, Inc.	2,655,862	322,421,647
Energy 7.7%		1,205,355,366
Energy equipment and services 1.3%
Schlumberger, Ltd.	4,876,388	204,564,477
Oil, gas and consumable fuels 6.4%
Canadian Natural Resources, Ltd.	4,090,629	135,849,789
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK DISCIPLINED VALUE FUND	2

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Cenovus Energy, Inc.	9,692,037	$162,147,779
ConocoPhillips	1,648,944	173,600,824
Diamondback Energy, Inc.	1,387,634	239,228,102
Marathon Petroleum Corp.	1,170,123	190,624,738
Phillips 66	755,722	99,339,657
Financials 21.3%		3,328,311,374
Banks 7.0%
Huntington Bancshares, Inc.	14,738,557	216,656,788
JPMorgan Chase & Co.	3,235,844	682,310,062
Wells Fargo & Company	3,525,920	199,179,221
Capital markets 5.4%
Blue Owl Capital, Inc.	7,970,521	154,309,287
Intercontinental Exchange, Inc.	690,508	110,923,205
LPL Financial Holdings, Inc.	592,656	137,869,565
Morgan Stanley	2,866,805	298,835,753
The Goldman Sachs Group, Inc.	282,865	140,049,290
Consumer finance 3.1%
American Express Company	983,397	266,697,266
Discover Financial Services	1,515,649	212,630,398
Financial services 2.9%
Corpay, Inc. (A)	572,233	178,971,593
Fidelity National Information Services, Inc.	3,263,066	273,281,778
Insurance 2.9%
Aon PLC, Class A	530,909	183,689,205
Arthur J. Gallagher & Company	406,062	114,253,665
Chubb, Ltd.	550,138	158,654,298
Health care 13.4%		2,093,693,405
Biotechnology 2.8%
AbbVie, Inc.	1,137,551	224,643,571
Amgen, Inc.	673,508	217,011,013
Health care equipment and supplies 1.8%
Abbott Laboratories	1,744,947	198,941,407
Hologic, Inc. (A)	928,781	75,658,500
Health care providers and services 7.3%
Cencora, Inc.	1,156,791	260,370,518
Centene Corp. (A)	2,307,638	173,718,989
McKesson Corp.	351,722	173,898,391
The Cigna Group	569,728	197,376,568
UnitedHealth Group, Inc.	575,467	336,464,046
3	JOHN HANCOCK DISCIPLINED VALUE FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Health care (continued)
Life sciences tools and services 1.5%
Avantor, Inc. (A)	3,267,331	$84,525,853
ICON PLC (A)	525,859	151,084,549
Industrials 15.4%		2,402,561,850
Aerospace and defense 1.4%
General Dynamics Corp.	713,335	215,569,837
Building products 2.5%
Allegion PLC	584,823	85,232,104
Builders FirstSource, Inc. (A)	940,634	182,351,307
Masco Corp.	1,392,152	116,857,239
Construction and engineering 0.7%
WillScot Holdings Corp. (A)	2,922,133	109,872,201
Electrical equipment 0.4%
Emerson Electric Company	649,197	71,002,676
Ground transportation 1.2%
Norfolk Southern Corp.	736,746	183,081,381
Industrial conglomerates 1.5%
Honeywell International, Inc.	1,146,312	236,954,154
Machinery 2.9%
Deere & Company	278,729	116,321,974
Fortive Corp.	2,104,025	166,070,693
Wabtec Corp.	922,531	167,688,460
Professional services 3.0%
Amentum Holdings, Inc. (A)	1,234,909	39,825,815
Jacobs Solutions, Inc.	1,234,909	161,649,588
Leidos Holdings, Inc.	1,175,630	191,627,690
Robert Half, Inc.	1,198,441	80,786,908
Trading companies and distributors 1.8%
United Rentals, Inc.	263,343	213,236,727
WESCO International, Inc.	383,576	64,433,096
Information technology 13.6%		2,129,196,003
Electronic equipment, instruments and components 2.2%
Flex, Ltd. (A)	5,474,612	183,016,279
Keysight Technologies, Inc. (A)	829,113	131,770,929
Trimble, Inc. (A)	497,858	30,912,003
Semiconductors and semiconductor equipment 6.4%
Advanced Micro Devices, Inc. (A)	1,170,923	192,125,046
Applied Materials, Inc.	977,136	197,430,329
Microchip Technology, Inc.	2,478,804	199,023,173
Micron Technology, Inc.	2,230,968	231,373,691
NXP Semiconductors NV	383,857	92,129,519
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK DISCIPLINED VALUE FUND	4

	Shares	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
Qualcomm, Inc.	505,691	$85,992,755
Software 3.5%
Nice, Ltd., ADR (A)	532,859	92,541,623
Oracle Corp.	2,697,485	459,651,444
Technology hardware, storage and peripherals 1.5%
Dell Technologies, Inc., Class C	1,236,389	146,561,552
Hewlett Packard Enterprise Company	4,235,956	86,667,660
Materials 3.8%		585,399,917
Construction materials 1.8%
CRH PLC	2,931,624	271,878,810
Metals and mining 2.0%
Kinross Gold Corp.	13,147,829	123,063,679
Teck Resources, Ltd., Class B	3,645,816	190,457,428
Utilities 1.6%		256,467,390
Electric utilities 0.7%
FirstEnergy Corp.	2,689,970	119,300,170
Multi-utilities 0.9%
CenterPoint Energy, Inc.	4,662,380	137,167,220

	Yield (%)	Shares	Value
Short-term investments 2.6%			$409,009,243
(Cost $409,009,243)
Short-term funds 2.6%			409,009,243
State Street Institutional U.S. Government Money Market Fund, Premier Class	4.9290(B)	409,009,243	409,009,243

Total investments (Cost $11,443,250,516) 100.1%	$15,641,681,305
Other assets and liabilities, net (0.1%)	(22,485,145)
Total net assets 100.0%	$15,619,196,160

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 9-30-24.
At 9-30-24, the aggregate cost of investments for federal income tax purposes was $11,487,014,521. Net unrealized appreciation aggregated to $4,154,666,784, of which $4,220,367,998 related to gross unrealized appreciation and $65,701,214 related to gross unrealized depreciation.
5	JOHN HANCOCK DISCIPLINED VALUE FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 9-30-24 (unaudited)

Assets
Unaffiliated investments, at value (Cost $11,443,250,516)	$15,641,681,305
Dividends receivable	16,875,845
Receivable for fund shares sold	16,519,368
Receivable for securities lending income	7,770
Other assets	935,782
Total assets	15,676,020,070
Liabilities
Payable for investments purchased	33,236,937
Payable for fund shares repurchased	21,237,337
Payable to affiliates
Accounting and legal services fees	627,667
Transfer agent fees	871,081
Distribution and service fees	19,137
Trustees’ fees	31,426
Other liabilities and accrued expenses	800,325
Total liabilities	56,823,910
Net assets	$15,619,196,160
Net assets consist of
Paid-in capital	$9,932,035,444
Total distributable earnings (loss)	5,687,160,716
Net assets	$15,619,196,160

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($1,382,181,137 ÷ 51,144,285 shares)[1]	$27.03
Class C ($65,891,473 ÷ 2,686,322 shares)[1]	$24.53
Class I ($7,997,619,986 ÷ 309,642,311 shares)	$25.83
Class R2 ($57,308,513 ÷ 2,227,497 shares)	$25.73
Class R4 ($59,653,724 ÷ 2,310,161 shares)	$25.82
Class R5 ($72,622,897 ÷ 2,802,379 shares)	$25.91
Class R6 ($4,834,975,015 ÷ 186,560,037 shares)	$25.92
Class NAV ($1,148,943,415 ÷ 44,310,180 shares)	$25.93
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$28.45

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Disciplined Value Fund	6

STATEMENT OF OPERATIONS For the six months ended 9-30-24 (unaudited)

Investment income
Dividends	$136,918,433
Interest	807
Securities lending	2,159
Less foreign taxes withheld	(2,393,791)
Total investment income	134,527,608
Expenses
Investment management fees	44,957,666
Distribution and service fees	2,262,846
Accounting and legal services fees	1,197,112
Transfer agent fees	4,940,071
Trustees’ fees	157,579
Custodian fees	767,005
State registration fees	137,011
Printing and postage	372,446
Professional fees	199,743
Other	187,142
Total expenses	55,178,621
Less expense reductions	(641,990)
Net expenses	54,536,631
Net investment income	79,990,977
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	999,649,666
Affiliated investments	(8,960)
999,640,706
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(429,377,935)
Affiliated investments	1
(429,377,934)
Net realized and unrealized gain	570,262,772
Increase in net assets from operations	$650,253,749
7	JOHN HANCOCK Disciplined Value Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 9-30-24 (unaudited)	Year ended 3-31-24
Increase (decrease) in net assets
From operations
Net investment income	$79,990,977	$134,941,629
Net realized gain	999,640,706	920,593,744
Change in net unrealized appreciation (depreciation)	(429,377,934)	2,180,312,177
Increase in net assets resulting from operations	650,253,749	3,235,847,550
Distributions to shareholders
From earnings
Class A	—	(79,181,804)
Class C	—	(4,311,301)
Class I	—	(438,742,065)
Class R2	—	(3,397,316)
Class R4	—	(4,001,056)
Class R5	—	(4,210,227)
Class R6	—	(276,975,481)
Class NAV	—	(75,145,269)
Total distributions	—	(885,964,519)
From fund share transactions	159,866,395	382,748,421
Total increase	810,120,144	2,732,631,452
Net assets
Beginning of period	14,809,076,016	12,076,444,564
End of period	$15,619,196,160	$14,809,076,016
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Disciplined Value Fund	8

Financial highlights
CLASS A SHARES Period ended	9-30-24[1]	3-31-24	3-31-23	3-31-22	3-31-21	3-31-20
Per share operating performance
Net asset value, beginning of period	$25.94	$21.72	$24.55	$24.73	$15.18	$20.25
Net investment income[2]	0.11	0.18	0.24	0.15	0.18	0.30
Net realized and unrealized gain (loss) on investments	0.98	5.59	(1.63)	3.04	9.65	(4.20)
Total from investment operations	1.09	5.77	(1.39)	3.19	9.83	(3.90)
Less distributions
From net investment income	—	(0.19)	(0.23)	(0.16)	(0.28)	(0.25)
From net realized gain	—	(1.36)	(1.21)	(3.21)	—	(0.92)
Total distributions	—	(1.55)	(1.44)	(3.37)	(0.28)	(1.17)
Net asset value, end of period	$27.03	$25.94	$21.72	$24.55	$24.73	$15.18
Total return (%)[3,4]	4.16[5]	27.42	(5.60)	13.42	65.19	(20.99)
Ratios and supplemental data
Net assets, end of period (in millions)	$1,382	$1,382	$1,185	$1,204	$1,037	$731
Ratios (as a percentage of average net assets):
Expenses before reductions	1.00[6]	1.03	1.02	1.04	1.07	1.07
Expenses including reductions	1.00[6]	1.02	1.01	1.03	1.07	1.06
Net investment income	0.81[6]	0.79	1.04	0.60	0.94	1.44
Portfolio turnover (%)	27	48	43	38	55	88

[1]	Six months ended 9-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
9	JOHN HANCOCK Disciplined Value Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	9-30-24[1]	3-31-24	3-31-23	3-31-22	3-31-21	3-31-20
Per share operating performance
Net asset value, beginning of period	$23.63	$19.92	$22.62	$23.05	$14.17	$18.98
Net investment income (loss)[2]	0.01	0.01	0.06	(0.04)	0.03	0.13
Net realized and unrealized gain (loss) on investments	0.89	5.08	(1.49)	2.82	9.00	(3.92)
Total from investment operations	0.90	5.09	(1.43)	2.78	9.03	(3.79)
Less distributions
From net investment income	—	(0.02)	(0.06)	—	(0.15)	(0.10)
From net realized gain	—	(1.36)	(1.21)	(3.21)	—	(0.92)
Total distributions	—	(1.38)	(1.27)	(3.21)	(0.15)	(1.02)
Net asset value, end of period	$24.53	$23.63	$19.92	$22.62	$23.05	$14.17
Total return (%)[3,4]	3.81[5]	26.40	(6.26)	12.56	63.90	(21.51)
Ratios and supplemental data
Net assets, end of period (in millions)	$66	$72	$79	$116	$135	$140
Ratios (as a percentage of average net assets):
Expenses before reductions	1.75[6]	1.78	1.77	1.79	1.82	1.82
Expenses including reductions	1.75[6]	1.77	1.76	1.78	1.82	1.81
Net investment income (loss)	0.06[6]	0.05	0.29	(0.17)	0.19	0.67
Portfolio turnover (%)	27	48	43	38	55	88

[1]	Six months ended 9-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Disciplined Value Fund	10

CLASS I SHARES Period ended	9-30-24[1]	3-31-24	3-31-23	3-31-22	3-31-21	3-31-20
Per share operating performance
Net asset value, beginning of period	$24.76	$20.80	$23.57	$23.86	$14.65	$19.58
Net investment income[2]	0.13	0.23	0.28	0.21	0.22	0.34
Net realized and unrealized gain (loss) on investments	0.94	5.33	(1.55)	2.93	9.32	(4.05)
Total from investment operations	1.07	5.56	(1.27)	3.14	9.54	(3.71)
Less distributions
From net investment income	—	(0.24)	(0.29)	(0.22)	(0.33)	(0.30)
From net realized gain	—	(1.36)	(1.21)	(3.21)	—	(0.92)
Total distributions	—	(1.60)	(1.50)	(3.43)	(0.33)	(1.22)
Net asset value, end of period	$25.83	$24.76	$20.80	$23.57	$23.86	$14.65
Total return (%)[3]	4.32[4]	27.68	(5.33)	13.73	65.58	(20.77)
Ratios and supplemental data
Net assets, end of period (in millions)	$7,998	$7,297	$5,657	$6,039	$5,618	$5,250
Ratios (as a percentage of average net assets):
Expenses before reductions	0.76[5]	0.78	0.77	0.79	0.82	0.82
Expenses including reductions	0.75[5]	0.77	0.76	0.78	0.82	0.81
Net investment income	1.07[5]	1.04	1.29	0.84	1.18	1.69
Portfolio turnover (%)	27	48	43	38	55	88

[1]	Six months ended 9-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
11	JOHN HANCOCK Disciplined Value Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R2 SHARES Period ended	9-30-24[1]	3-31-24	3-31-23	3-31-22	3-31-21	3-31-20
Per share operating performance
Net asset value, beginning of period	$24.71	$20.76	$23.53	$23.83	$14.63	$19.57
Net investment income[2]	0.08	0.15	0.20	0.11	0.15	0.23
Net realized and unrealized gain (loss) on investments	0.94	5.32	(1.56)	2.93	9.31	(4.03)
Total from investment operations	1.02	5.47	(1.36)	3.04	9.46	(3.80)
Less distributions
From net investment income	—	(0.16)	(0.20)	(0.13)	(0.26)	(0.22)
From net realized gain	—	(1.36)	(1.21)	(3.21)	—	(0.92)
Total distributions	—	(1.52)	(1.41)	(3.34)	(0.26)	(1.14)
Net asset value, end of period	$25.73	$24.71	$20.76	$23.53	$23.83	$14.63
Total return (%)[3]	4.13[4]	27.22	(5.73)	13.28	64.94	(21.08)
Ratios and supplemental data
Net assets, end of period (in millions)	$57	$51	$50	$55	$55	$42
Ratios (as a percentage of average net assets):
Expenses before reductions	1.14[5]	1.17	1.16	1.18	1.21	1.21
Expenses including reductions	1.14[5]	1.16	1.15	1.17	1.20	1.20
Net investment income	0.68[5]	0.66	0.90	0.43	0.80	1.17
Portfolio turnover (%)	27	48	43	38	55	88

[1]	Six months ended 9-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Disciplined Value Fund	12

CLASS R4 SHARES Period ended	9-30-24[1]	3-31-24	3-31-23	3-31-22	3-31-21	3-31-20
Per share operating performance
Net asset value, beginning of period	$24.77	$20.80	$23.58	$23.87	$14.65	$19.59
Net investment income[2]	0.11	0.20	0.25	0.17	0.20	0.30
Net realized and unrealized gain (loss) on investments	0.94	5.34	(1.57)	2.94	9.32	(4.05)
Total from investment operations	1.05	5.54	(1.32)	3.11	9.52	(3.75)
Less distributions
From net investment income	—	(0.21)	(0.25)	(0.19)	(0.30)	(0.27)
From net realized gain	—	(1.36)	(1.21)	(3.21)	—	(0.92)
Total distributions	—	(1.57)	(1.46)	(3.40)	(0.30)	(1.19)
Net asset value, end of period	$25.82	$24.77	$20.80	$23.58	$23.87	$14.65
Total return (%)[3]	4.24[4]	27.56	(5.52)	13.58	65.34	(20.87)
Ratios and supplemental data
Net assets, end of period (in millions)	$60	$55	$49	$62	$62	$74
Ratios (as a percentage of average net assets):
Expenses before reductions	0.99[5]	1.01	1.01	1.03	1.06	1.06
Expenses including reductions	0.89[5]	0.91	0.90	0.92	0.95	0.95
Net investment income	0.92[5]	0.90	1.14	0.70	1.06	1.50
Portfolio turnover (%)	27	48	43	38	55	88

[1]	Six months ended 9-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
13	JOHN HANCOCK Disciplined Value Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R5 SHARES Period ended	9-30-24[1]	3-31-24	3-31-23	3-31-22	3-31-21	3-31-20
Per share operating performance
Net asset value, beginning of period	$24.84	$20.85	$23.63	$23.91	$14.67	$19.62
Net investment income[2]	0.14	0.25	0.29	0.23	0.23	0.34
Net realized and unrealized gain (loss) on investments	0.93	5.35	(1.56)	2.94	9.35	(4.06)
Total from investment operations	1.07	5.60	(1.27)	3.17	9.58	(3.72)
Less distributions
From net investment income	—	(0.25)	(0.30)	(0.24)	(0.34)	(0.31)
From net realized gain	—	(1.36)	(1.21)	(3.21)	—	(0.92)
Total distributions	—	(1.61)	(1.51)	(3.45)	(0.34)	(1.23)
Net asset value, end of period	$25.91	$24.84	$20.85	$23.63	$23.91	$14.67
Total return (%)[3]	4.31[4]	27.81	(5.31)	13.82	65.67	(20.74)
Ratios and supplemental data
Net assets, end of period (in millions)	$73	$69	$59	$60	$40	$61
Ratios (as a percentage of average net assets):
Expenses before reductions	0.70[5]	0.71	0.71	0.73	0.76	0.76
Expenses including reductions	0.69[5]	0.71	0.71	0.72	0.75	0.75
Net investment income	1.12[5]	1.11	1.35	0.93	1.24	1.70
Portfolio turnover (%)	27	48	43	38	55	88

[1]	Six months ended 9-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Disciplined Value Fund	14

CLASS R6 SHARES Period ended	9-30-24[1]	3-31-24	3-31-23	3-31-22	3-31-21	3-31-20
Per share operating performance
Net asset value, beginning of period	$24.83	$20.85	$23.62	$23.91	$14.67	$19.61
Net investment income[2]	0.14	0.26	0.31	0.24	0.24	0.36
Net realized and unrealized gain (loss) on investments	0.95	5.34	(1.56)	2.93	9.35	(4.06)
Total from investment operations	1.09	5.60	(1.25)	3.17	9.59	(3.70)
Less distributions
From net investment income	—	(0.26)	(0.31)	(0.25)	(0.35)	(0.32)
From net realized gain	—	(1.36)	(1.21)	(3.21)	—	(0.92)
Total distributions	—	(1.62)	(1.52)	(3.46)	(0.35)	(1.24)
Net asset value, end of period	$25.92	$24.83	$20.85	$23.62	$23.91	$14.67
Total return (%)[3]	4.39[4]	27.82	(5.22)	13.82	65.74	(20.66)
Ratios and supplemental data
Net assets, end of period (in millions)	$4,835	$4,730	$3,846	$4,009	$3,844	$3,369
Ratios (as a percentage of average net assets):
Expenses before reductions	0.65[5]	0.66	0.66	0.68	0.71	0.71
Expenses including reductions	0.64[5]	0.66	0.66	0.68	0.71	0.70
Net investment income	1.17[5]	1.16	1.40	0.95	1.30	1.81
Portfolio turnover (%)	27	48	43	38	55	88

[1]	Six months ended 9-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
15	JOHN HANCOCK Disciplined Value Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	9-30-24[1]	3-31-24	3-31-23	3-31-22	3-31-21	3-31-20
Per share operating performance
Net asset value, beginning of period	$24.85	$20.86	$23.63	$23.92	$14.68	$19.62
Net investment income[2]	0.14	0.26	0.31	0.24	0.25	0.36
Net realized and unrealized gain (loss) on investments	0.94	5.36	(1.56)	2.93	9.34	(4.06)
Total from investment operations	1.08	5.62	(1.25)	3.17	9.59	(3.70)
Less distributions
From net investment income	—	(0.27)	(0.31)	(0.25)	(0.35)	(0.32)
From net realized gain	—	(1.36)	(1.21)	(3.21)	—	(0.92)
Total distributions	—	(1.63)	(1.52)	(3.46)	(0.35)	(1.24)
Net asset value, end of period	$25.93	$24.85	$20.86	$23.63	$23.92	$14.68
Total return (%)[3]	4.35[4]	27.87	(5.20)	13.83	65.71	(20.64)
Ratios and supplemental data
Net assets, end of period (in millions)	$1,149	$1,153	$1,151	$1,372	$1,486	$887
Ratios (as a percentage of average net assets):
Expenses before reductions	0.65[5]	0.66	0.65	0.68	0.70	0.70
Expenses including reductions	0.64[5]	0.65	0.65	0.67	0.70	0.69
Net investment income	1.17[5]	1.17	1.40	0.95	1.31	1.83
Portfolio turnover (%)	27	48	43	38	55	88

[1]	Six months ended 9-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Disciplined Value Fund	16

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Disciplined Value Fund (the fund) is a series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to provide long-term growth of capital primarily through investment in equity securities. Current income is a secondary objective.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2, Class R4 and Class R5 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
17	JOHN HANCOCK Disciplined Value Fund |

The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of September 30, 2024, all investments are categorized as Level 1 under the hierarchy described above.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending.The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in John Hancock Collateral Trust (JHCT), an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. Prior to September 27, 2024, JHCT was a prime money market fund investing in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation
| JOHN HANCOCK Disciplined Value Fund	18

from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations. As of September 30, 2024, there were no securities on loan.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 14, 2025 unless extended or renewed. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended September 30, 2024, the fund had no borrowings under the line of credit. Commitment fees for the six months ended September 30, 2024 were $38,986.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
19	JOHN HANCOCK Disciplined Value Fund |

As of March 31, 2024, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and treatment of a portion of the proceeds from redemptions as distributions for tax purposes.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.700% of the first $500 million of the fund’s aggregate net assets; (b) 0.675% of the next $500 million of the fund’s aggregate net assets; (c) 0.650% of the next $500 million of the fund’s aggregate net assets; (d) 0.625% of the next $1 billion of the fund’s aggregate net assets; (e) 0.600% of the next $10 billion of the fund’s aggregate net assets; and (f) 0.575% of the fund’s aggregate net assets in excess of $12.5 billion. Aggregate net assets include the net assets of the fund and Disciplined Value Trust, a series of John Hancock Trust Company Collective Investment Trust. Prior to May 8, 2024, the management fee was not aggregated with the net assets of Disciplined Value Trust. The Advisor has a subadvisory agreement with Boston Partners Global Investors, Inc., an indirect wholly owned subsidiary of ORIX Corporation of Japan. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended September 30, 2024, this waiver amounted to 0.01% of the fund’s average
| JOHN HANCOCK Disciplined Value Fund	20

daily net assets, on an annualized basis. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended September 30, 2024, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$55,667
Class C	2,756
Class I	307,792
Class R2	2,183
Class R4	2,314
Class	Expense reduction
Class R5	$2,868
Class R6	194,116
Class NAV	46,307
Total	$614,003

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended September 30, 2024, were equivalent to a net annual effective rate of 0.60% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended September 30, 2024, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
Class R5	—	0.05%
Currently only 0.25% is charged to Class A shares for Rule 12b-1 fees.
The fund’s Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on July 31, 2025, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $27,987 for Class R4 shares for the six months ended September 30, 2024.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $345,740 for the six months ended September 30, 2024. Of this amount, $59,021 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $286,719 was paid as sales commissions to broker-dealers.
21	JOHN HANCOCK Disciplined Value Fund |

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended September 30, 2024, CDSCs received by the Distributor amounted to $1,663 and $2,233 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended September 30, 2024 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$1,684,852	$733,376
Class C	334,068	36,188
Class I	—	4,060,445
Class R2	130,474	1,176
Class R4	96,279	1,261
Class R5	17,173	1,563
Class R6	—	106,062
Total	$2,262,846	$4,940,071
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$5,000,000	1	5.810%	$807
| JOHN HANCOCK Disciplined Value Fund	22

Note 5—Fund share transactions
Transactions in fund shares for the six months ended September 30, 2024 and for the year ended March 31, 2024 were as follows:
	Six Months Ended 9-30-24		Year Ended 3-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	3,442,442	$88,617,351	7,701,646	$177,238,073
Distributions reinvested	—	—	3,177,329	73,491,614
Repurchased	(5,564,011)	(143,299,660)	(12,138,567)	(279,426,771)
Net decrease	(2,121,569)	$(54,682,309)	(1,259,592)	$(28,697,084)
Class C shares
Sold	216,371	$5,040,170	445,236	$9,455,571
Distributions reinvested	—	—	195,360	4,126,012
Repurchased	(574,114)	(13,414,887)	(1,572,352)	(33,160,619)
Net decrease	(357,743)	$(8,374,717)	(931,756)	$(19,579,036)
Class I shares
Sold	41,535,866	$1,020,949,284	74,387,539	$1,639,043,358
Distributions reinvested	—	—	15,762,790	347,727,141
Repurchased	(26,563,104)	(652,207,393)	(67,536,279)	(1,494,368,091)
Net increase	14,972,762	$368,741,891	22,614,050	$492,402,408
Class R2 shares
Sold	271,247	$6,709,985	298,123	$6,558,945
Distributions reinvested	—	—	129,113	2,845,651
Repurchased	(126,023)	(3,100,871)	(735,815)	(16,386,370)
Net increase (decrease)	145,224	$3,609,114	(308,579)	$(6,981,774)
Class R4 shares
Sold	247,095	$6,078,502	1,084,023	$24,168,781
Distributions reinvested	—	—	181,207	4,001,056
Repurchased	(158,530)	(3,900,971)	(1,397,159)	(30,814,689)
Net increase (decrease)	88,565	$2,177,531	(131,929)	$(2,644,852)
Class R5 shares
Sold	247,206	$6,116,924	479,056	$10,591,023
Distributions reinvested	—	—	190,250	4,210,227
Repurchased	(232,191)	(5,764,004)	(708,946)	(15,847,525)
Net increase (decrease)	15,015	$352,920	(39,640)	$(1,046,275)
23	JOHN HANCOCK Disciplined Value Fund |

	Six Months Ended 9-30-24		Year Ended 3-31-24
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	18,844,453	$464,684,035	31,623,440	$707,254,296
Distributions reinvested	—	—	11,472,678	253,775,634
Repurchased	(22,738,174)	(564,067,129)	(37,152,114)	(813,365,542)
Net increase (decrease)	(3,893,721)	$(99,383,094)	5,944,004	$147,664,388
Class NAV shares
Sold	895,520	$22,103,714	2,539,652	$54,831,789
Distributions reinvested	—	—	3,395,629	75,145,269
Repurchased	(3,001,816)	(74,678,655)	(14,724,318)	(328,346,412)
Net decrease	(2,106,296)	$(52,574,941)	(8,789,037)	$(198,369,354)
Total net increase	6,742,237	$159,866,395	17,097,521	$382,748,421
Affiliates of the fund owned 87% of shares of Class NAV on September 30, 2024. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $4,100,261,984 and $3,910,972,645, respectively, for the six months ended September 30, 2024.
Note 7—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At September 30, 2024, funds within the John Hancock group of funds complex held 6.1% of the fund’s net assets. There were no individual affiliated funds with an ownership of 5% or more of the fund’s net assets.
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	—	$3,521	$250,341,115	$(250,335,677)	$(8,960)	$1	$2,159	—	—

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
| JOHN HANCOCK Disciplined Value Fund	24

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds III (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Boston Partners Global Investors, Inc. (the Subadvisor), for John Hancock Disciplined Value Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 24-27, 2024 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at the meeting held on May 27-May 30, 2024. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At meetings held on June 24-27, 2024, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
25	JOHN HANCOCK DISCIPLINED VALUE FUND |

Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
| JOHN HANCOCK DISCIPLINED VALUE FUND	26

(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance.In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index and its peer group median for the one-, three-, five- and ten-year periods ended December 31, 2023. The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index and relative to its peer group median for the one-, three-, five- and ten-year periods. The Board concluded that the fund’s performance has generally been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark index.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund are higher than the peer group median.
The Board took into account management’s discussion of the fund’s expenses. The Board took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm’s length with respect to the Subadvisor. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board also noted that the fund’s distributor, an affiliate of the Advisor, has agreed to waive a portion of its Rule 12b-1 fee for a share class of the fund. The Board reviewed information provided by the Advisor concerning
27	JOHN HANCOCK DISCIPLINED VALUE FUND |

the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm’s length;
(j)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is
| JOHN HANCOCK DISCIPLINED VALUE FUND	28

based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and Subadvisor.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
29	JOHN HANCOCK DISCIPLINED VALUE FUND |

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.
The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreement.
The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark index;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
***
| JOHN HANCOCK DISCIPLINED VALUE FUND	30

Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
31	JOHN HANCOCK DISCIPLINED VALUE FUND |

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Disciplined Value Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF3915140	340SA 9/24
11/24

Semiannual Financial Statements & Other N-CSR Items
John Hancock
Disciplined Value Mid Cap Fund
U.S. equity
September 30, 2024

John Hancock
Disciplined Value Mid Cap Fund

2	Fund’s investments
8	Financial statements
12	Financial highlights
18	Notes to financial statements
26	Evaluation of advisory and subadvisory agreements by the Board of Trustees
1	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND |

Fund’s investments
AS OF 9-30-24 (unaudited)
	Shares	Value
Common stocks 98.0%		$23,077,623,719
(Cost $16,039,073,160)
Communication services 0.5%		120,601,788
Entertainment 0.5%
Take-Two Interactive Software, Inc. (A)	784,606	120,601,788
Consumer discretionary 11.7%		2,747,593,467
Automobile components 0.9%
Gentex Corp.	4,893,451	145,286,560
Lear Corp.	712,471	77,766,210
Automobiles 0.6%
Harley-Davidson, Inc.	3,722,586	143,431,239
Broadline retail 0.9%
eBay, Inc.	3,171,266	206,481,129
Diversified consumer services 1.3%
frontdoor, Inc. (A)	3,529,970	169,403,260
H&R Block, Inc.	2,089,531	132,789,695
Hotels, restaurants and leisure 2.5%
Boyd Gaming Corp.	1,695,389	109,606,899
Churchill Downs, Inc.	1,028,288	139,034,820
Darden Restaurants, Inc.	453,792	74,480,881
Expedia Group, Inc. (A)	719,749	106,537,247
Wyndham Hotels & Resorts, Inc.	2,137,531	167,026,672
Household durables 2.6%
Garmin, Ltd.	596,510	105,003,655
Lennar Corp., Class A	573,396	107,500,282
NVR, Inc. (A)	20,814	204,222,805
Tempur Sealy International, Inc.	3,588,286	195,920,416
Specialty retail 2.3%
AutoZone, Inc. (A)	115,905	365,105,386
Ross Stores, Inc.	1,109,926	167,054,962
Textiles, apparel and luxury goods 0.6%
Ralph Lauren Corp.	675,408	130,941,349
Consumer staples 2.5%		601,174,572
Beverages 1.5%
Coca-Cola Europacific Partners PLC	1,960,761	154,409,929
Constellation Brands, Inc., Class A	816,280	210,347,193
Consumer staples distribution and retail 0.4%
U.S. Foods Holding Corp. (A)	1,729,183	106,344,755
Food products 0.6%
Lamb Weston Holdings, Inc.	2,009,155	130,072,695
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	2

	Shares	Value
Energy 4.9%		$1,153,563,842
Energy equipment and services 1.6%
Halliburton Company	5,642,131	163,903,906
Tidewater, Inc. (A)	972,274	69,799,550
Weatherford International PLC	1,582,184	134,359,065
Oil, gas and consumable fuels 3.3%
Chord Energy Corp.	1,256,176	163,591,800
Diamondback Energy, Inc.	1,088,129	187,593,440
EQT Corp.	4,362,140	159,828,810
Phillips 66	805,383	105,867,595
Range Resources Corp.	5,481,784	168,619,676
Financials 16.5%		3,884,550,328
Banks 3.1%
East West Bancorp, Inc.	1,208,351	99,978,962
Fifth Third Bancorp	7,875,472	337,385,220
Huntington Bancshares, Inc.	19,481,498	286,378,021
Capital markets 5.9%
Affiliated Managers Group, Inc.	596,698	106,092,904
Ameriprise Financial, Inc.	1,035,935	486,692,621
Ares Management Corp., Class A	533,743	83,178,509
Evercore, Inc., Class A	958,057	242,714,160
LPL Financial Holdings, Inc.	1,137,873	264,703,396
The Carlyle Group, Inc.	4,887,106	210,438,784
Consumer finance 2.2%
Ally Financial, Inc.	2,549,040	90,720,334
Discover Financial Services	709,192	99,492,546
SLM Corp.	5,351,968	122,399,508
Synchrony Financial	3,968,879	197,967,685
Financial services 1.7%
Fidelity National Information Services, Inc.	1,404,206	117,602,253
Rocket Companies, Inc., Class A (A)	6,978,494	133,917,300
Voya Financial, Inc.	1,821,019	144,261,125
Insurance 3.6%
Aon PLC, Class A	365,002	126,287,042
Everest Group, Ltd.	410,853	160,984,531
First American Financial Corp.	2,287,753	151,014,576
Markel Group, Inc. (A)	115,834	181,694,896
RenaissanceRe Holdings, Ltd.	354,534	96,575,062
The Travelers Companies, Inc.	615,372	144,070,893
Health care 5.3%		1,256,512,994
Health care equipment and supplies 0.4%
Zimmer Biomet Holdings, Inc.	971,952	104,922,218
3	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Health care (continued)
Health care providers and services 3.2%
Cencora, Inc.	1,404,880	$316,210,390
Centene Corp. (A)	1,645,309	123,858,862
Molina Healthcare, Inc. (A)	917,646	316,184,106
Life sciences tools and services 1.7%
Avantor, Inc. (A)	6,041,029	156,281,420
ICON PLC (A)	832,049	239,055,998
Industrials 25.3%		5,957,504,568
Aerospace and defense 5.0%
BWX Technologies, Inc.	851,433	92,550,767
Curtiss-Wright Corp.	610,565	200,686,610
Howmet Aerospace, Inc.	3,760,346	376,974,687
L3Harris Technologies, Inc.	739,961	176,014,523
Textron, Inc.	3,628,612	321,422,451
Air freight and logistics 0.9%
Expeditors International of Washington, Inc.	1,587,008	208,532,851
Building products 4.0%
Advanced Drainage Systems, Inc.	870,543	136,814,538
Allegion PLC	1,608,424	234,411,714
Builders FirstSource, Inc. (A)	532,724	103,273,875
Masco Corp.	3,801,719	319,116,293
Masterbrand, Inc. (A)	2,058,186	38,158,768
Resideo Technologies, Inc. (A)	4,239,192	85,377,327
UFP Industries, Inc.	240,094	31,502,734
Commercial services and supplies 0.8%
RB Global, Inc.	2,276,427	183,229,609
Electrical equipment 2.8%
AMETEK, Inc.	1,713,164	294,167,390
Atkore, Inc.	502,937	42,618,881
Generac Holdings, Inc. (A)	1,007,936	160,140,872
nVent Electric PLC	1,215,263	85,384,378
Sensata Technologies Holding PLC	2,491,737	89,353,689
Ground transportation 2.1%
Landstar System, Inc.	871,481	164,596,616
Norfolk Southern Corp.	1,345,459	334,346,555
Machinery 4.2%
Dover Corp.	1,276,941	244,840,667
Fortive Corp.	2,313,934	182,638,811
ITT, Inc.	639,811	95,658,143
Otis Worldwide Corp.	921,012	95,729,987
Parker-Hannifin Corp.	428,255	270,580,074
Watts Water Technologies, Inc., Class A	432,145	89,536,123
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	4

	Shares	Value
Industrials (continued)
Passenger airlines 0.4%
Alaska Air Group, Inc. (A)	2,372,584	$107,264,523
Professional services 3.5%
Amentum Holdings, Inc. (A)	39,642	1,278,455
Equifax, Inc.	599,991	176,313,355
Jacobs Solutions, Inc.	850,314	111,306,103
Leidos Holdings, Inc.	887,167	144,608,221
Robert Half, Inc.	2,881,563	194,246,162
Science Applications International Corp.	1,401,492	195,185,791
Trading companies and distributors 1.6%
Beacon Roofing Supply, Inc. (A)	1,590,247	137,445,048
Ferguson Enterprises, Inc.	742,524	147,442,991
MSC Industrial Direct Company, Inc., Class A	984,836	84,754,986
Information technology 10.2%		2,396,691,039
Electronic equipment, instruments and components 4.9%
Arrow Electronics, Inc. (A)	1,084,484	144,052,010
CDW Corp.	298,389	67,525,431
Flex, Ltd. (A)	7,583,612	253,520,149
Keysight Technologies, Inc. (A)	1,064,664	169,207,050
TE Connectivity PLC	1,134,828	171,347,680
Zebra Technologies Corp., Class A (A)	967,362	358,233,496
IT services 0.8%
ASGN, Inc. (A)	997,781	93,023,123
Cognizant Technology Solutions Corp., Class A	1,208,741	93,290,630
Semiconductors and semiconductor equipment 1.2%
Microchip Technology, Inc.	1,731,109	138,990,742
Teradyne, Inc.	998,727	133,759,507
Software 2.2%
Check Point Software Technologies, Ltd. (A)	1,745,075	336,467,911
Gen Digital, Inc.	3,067,895	84,152,360
InterDigital, Inc. (B)	720,655	102,066,368
Technology hardware, storage and peripherals 1.1%
Dell Technologies, Inc., Class C	1,139,646	135,093,637
NetApp, Inc.	938,879	115,960,945
Materials 8.5%		1,998,960,541
Chemicals 3.4%
CF Industries Holdings, Inc.	2,280,816	195,694,013
Corteva, Inc.	1,791,700	105,334,043
DuPont de Nemours, Inc.	1,200,634	106,988,496
Olin Corp.	3,165,525	151,881,890
PPG Industries, Inc.	901,354	119,393,351
5	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Materials (continued)
Chemicals (continued)
The Mosaic Company	4,867,502	$130,351,704
Containers and packaging 2.8%
Avery Dennison Corp.	631,326	139,371,528
Ball Corp.	4,118,377	279,678,982
Packaging Corp. of America	1,077,212	232,031,465
Metals and mining 2.3%
Commercial Metals Company	2,532,396	139,180,484
Freeport-McMoRan, Inc.	3,260,048	162,741,596
Reliance, Inc.	486,603	140,730,454
Teck Resources, Ltd., Class B	1,829,681	95,582,535
Real estate 8.3%		1,946,204,621
Industrial REITs 0.9%
EastGroup Properties, Inc.	579,713	108,301,983
Rexford Industrial Realty, Inc.	2,151,407	108,237,286
Residential REITs 2.1%
Equity LifeStyle Properties, Inc.	2,044,718	145,870,182
Equity Residential	2,017,772	150,243,303
Essex Property Trust, Inc.	399,678	118,072,875
Invitation Homes, Inc.	2,394,539	84,431,445
Retail REITs 2.1%
Regency Centers Corp.	2,746,935	198,411,115
Simon Property Group, Inc.	1,722,754	291,179,881
Specialized REITs 3.2%
Extra Space Storage, Inc.	1,002,330	180,609,843
Lamar Advertising Company, Class A	1,615,887	215,882,503
VICI Properties, Inc.	5,686,298	189,410,586
Weyerhaeuser Company	4,594,023	155,553,619
Utilities 4.3%		1,014,265,959
Electric utilities 2.2%
American Electric Power Company, Inc.	1,092,150	112,054,590
Entergy Corp.	1,263,551	166,295,947
FirstEnergy Corp.	2,695,591	119,549,461
OGE Energy Corp.	2,899,477	118,936,547
Multi-utilities 2.1%
CenterPoint Energy, Inc.	9,470,164	278,612,225
DTE Energy Company	1,704,051	218,817,189

SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	6

	Yield (%)	Shares	Value
Short-term investments 1.8%			$418,551,051
(Cost $418,550,245)
Short-term funds 1.8%			418,551,051
John Hancock Collateral Trust (C)	4.8110(D)	1,565,898	15,663,051
State Street Institutional U.S. Government Money Market Fund, Premier Class	4.9290(D)	402,888,000	402,888,000

Total investments (Cost $16,457,623,405) 99.8%	$23,496,174,770
Other assets and liabilities, net 0.2%	58,452,639
Total net assets 100.0%	$23,554,627,409

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 9-30-24.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 9-30-24.
At 9-30-24, the aggregate cost of investments for federal income tax purposes was $16,551,817,903. Net unrealized appreciation aggregated to $6,944,356,867, of which $7,130,409,524 related to gross unrealized appreciation and $186,052,657 related to gross unrealized depreciation.
7	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 9-30-24 (unaudited)

Assets
Unaffiliated investments, at value (Cost $16,441,961,160) including $15,341,303 of securities loaned	$23,480,511,719
Affiliated investments, at value (Cost $15,662,245)	15,663,051
Total investments, at value (Cost $16,457,623,405)	23,496,174,770
Cash	299,104
Dividends and interest receivable	23,801,596
Receivable for fund shares sold	27,042,767
Receivable for investments sold	57,834,031
Receivable for securities lending income	1,118
Other assets	1,479,574
Total assets	23,606,632,960
Liabilities
Payable for investments purchased	13,715,829
Payable for fund shares repurchased	18,664,315
Payable upon return of securities loaned	15,662,160
Payable to affiliates
Accounting and legal services fees	941,633
Transfer agent fees	1,528,855
Distribution and service fees	28,117
Trustees’ fees	51,062
Other liabilities and accrued expenses	1,413,580
Total liabilities	52,005,551
Net assets	$23,554,627,409
Net assets consist of
Paid-in capital	$14,441,005,696
Total distributable earnings (loss)	9,113,621,713
Net assets	$23,554,627,409

SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Disciplined Value Mid Cap Fund	8

STATEMENT OF ASSETS AND LIABILITIES  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($1,516,786,304 ÷ 51,985,199 shares)[1]	$29.18
Class C ($60,460,798 ÷ 2,089,432 shares)[1]	$28.94
Class I ($15,112,310,092 ÷ 490,759,837 shares)	$30.79
Class R2 ($48,223,362 ÷ 1,577,762 shares)	$30.56
Class R4 ($220,191,912 ÷ 7,166,268 shares)	$30.73
Class R6 ($6,596,654,941 ÷ 214,128,116 shares)	$30.81
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$30.72

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
9	JOHN HANCOCK Disciplined Value Mid Cap Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 9-30-24 (unaudited)

Investment income
Dividends	$192,701,840
Securities lending	3,829
Less foreign taxes withheld	(401,985)
Total investment income	192,303,684
Expenses
Investment management fees	79,786,682
Distribution and service fees	2,627,698
Accounting and legal services fees	1,813,069
Transfer agent fees	8,758,704
Trustees’ fees	255,613
Custodian fees	1,216,767
State registration fees	248,649
Printing and postage	658,731
Professional fees	313,490
Other	285,718
Total expenses	95,965,121
Less expense reductions	(1,043,173)
Net expenses	94,921,948
Net investment income	97,381,736
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	1,051,420,687
Affiliated investments	5,458
1,051,426,145
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(409,579,903)
Affiliated investments	(33,927,199)
(443,507,102)
Net realized and unrealized gain	607,919,043
Increase in net assets from operations	$705,300,779
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Disciplined Value Mid Cap Fund	10

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 9-30-24 (unaudited)	Year ended 3-31-24
Increase (decrease) in net assets
From operations
Net investment income	$97,381,736	$194,613,399
Net realized gain	1,051,426,145	1,629,678,141
Change in net unrealized appreciation (depreciation)	(443,507,102)	3,009,174,790
Increase in net assets resulting from operations	705,300,779	4,833,466,330
Distributions to shareholders
From earnings
Class A	—	(54,495,649)
Class C	—	(1,841,701)
Class I	—	(538,274,218)
Class R2	—	(1,795,176)
Class R4	—	(8,373,414)
Class R6	—	(248,359,399)
Total distributions	—	(853,139,557)
From fund share transactions	(574,940,103)	(276,872,884)
Total increase	130,360,676	3,703,453,889
Net assets
Beginning of period	23,424,266,733	19,720,812,844
End of period	$23,554,627,409	$23,424,266,733
11	JOHN HANCOCK Disciplined Value Mid Cap Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	9-30-24[1]	3-31-24	3-31-23	3-31-22	3-31-21	3-31-20
Per share operating performance
Net asset value, beginning of period	$28.33	$23.54	$26.25	$25.33	$14.91	$19.08
Net investment income[2]	0.08	0.17	0.20	0.09	0.10	0.14
Net realized and unrealized gain (loss) on investments	0.77	5.66	(1.69)	2.60	10.54	(3.83)
Total from investment operations	0.85	5.83	(1.49)	2.69	10.64	(3.69)
Less distributions
From net investment income	—	(0.20)	(0.19)	(0.07)	(0.14)	(0.14)
From net realized gain	—	(0.84)	(1.03)	(1.70)	(0.08)	(0.34)
Total distributions	—	(1.04)	(1.22)	(1.77)	(0.22)	(0.48)
Net asset value, end of period	$29.18	$28.33	$23.54	$26.25	$25.33	$14.91
Total return (%)[3,4]	3.00[5]	25.16	(5.53)	10.91	71.55	(20.06)
Ratios and supplemental data
Net assets, end of period (in millions)	$1,517	$1,510	$1,363	$1,486	$1,204	$782
Ratios (as a percentage of average net assets):
Expenses before reductions	1.11[6]	1.13	1.12	1.11	1.12	1.12
Expenses including reductions	1.10[6]	1.12	1.11	1.10	1.11	1.12
Net investment income	0.60[6]	0.68	0.83	0.34	0.52	0.70
Portfolio turnover (%)	18	47	41	26	52[7]	54

[1]	Six months ended 9-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
[7]	Excludes in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Disciplined Value Mid Cap Fund	12

CLASS C SHARES Period ended	9-30-24[1]	3-31-24	3-31-23	3-31-22	3-31-21	3-31-20
Per share operating performance
Net asset value, beginning of period	$28.20	$23.45	$26.14	$25.34	$14.94	$19.13
Net investment income (loss)[2]	(0.02)	(0.02)	0.02	(0.12)	(0.05)	(0.01)
Net realized and unrealized gain (loss) on investments	0.76	5.61	(1.68)	2.62	10.53	(3.84)
Total from investment operations	0.74	5.59	(1.66)	2.50	10.48	(3.85)
Less distributions
From net investment income	—	—[3]	—	—	—	—
From net realized gain	—	(0.84)	(1.03)	(1.70)	(0.08)	(0.34)
Total distributions	—	(0.84)	(1.03)	(1.70)	(0.08)	(0.34)
Net asset value, end of period	$28.94	$28.20	$23.45	$26.14	$25.34	$14.94
Total return (%)[4,5]	2.62[6]	24.19	(6.22)	10.12	70.20	(20.63)
Ratios and supplemental data
Net assets, end of period (in millions)	$60	$63	$56	$62	$92	$107
Ratios (as a percentage of average net assets):
Expenses before reductions	1.86[7]	1.88	1.87	1.86	1.87	1.87
Expenses including reductions	1.85[7]	1.87	1.86	1.85	1.86	1.87
Net investment income (loss)	(0.15)[7]	(0.07)	0.08	(0.46)	(0.23)	(0.07)
Portfolio turnover (%)	18	47	41	26	52[8]	54

[1]	Six months ended 9-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
[8]	Excludes in-kind transactions.
13	JOHN HANCOCK Disciplined Value Mid Cap Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	9-30-24[1]	3-31-24	3-31-23	3-31-22	3-31-21	3-31-20
Per share operating performance
Net asset value, beginning of period	$29.86	$24.76	$27.55	$26.49	$15.58	$19.91
Net investment income[2]	0.13	0.24	0.27	0.16	0.16	0.20
Net realized and unrealized gain (loss) on investments	0.80	5.96	(1.78)	2.74	11.02	(4.00)
Total from investment operations	0.93	6.20	(1.51)	2.90	11.18	(3.80)
Less distributions
From net investment income	—	(0.26)	(0.25)	(0.14)	(0.19)	(0.19)
From net realized gain	—	(0.84)	(1.03)	(1.70)	(0.08)	(0.34)
Total distributions	—	(1.10)	(1.28)	(1.84)	(0.27)	(0.53)
Net asset value, end of period	$30.79	$29.86	$24.76	$27.55	$26.49	$15.58
Total return (%)[3]	3.11[4]	25.46	(5.31)	11.23	71.97	(19.84)
Ratios and supplemental data
Net assets, end of period (in millions)	$15,112	$14,709	$13,215	$14,847	$11,932	$6,349
Ratios (as a percentage of average net assets):
Expenses before reductions	0.86[5]	0.88	0.87	0.86	0.87	0.87
Expenses including reductions	0.85[5]	0.87	0.86	0.85	0.86	0.87
Net investment income	0.86[5]	0.93	1.08	0.59	0.78	0.97
Portfolio turnover (%)	18	47	41	26	52[6]	54

[1]	Six months ended 9-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Disciplined Value Mid Cap Fund	14

CLASS R2 SHARES Period ended	9-30-24[1]	3-31-24	3-31-23	3-31-22	3-31-21	3-31-20
Per share operating performance
Net asset value, beginning of period	$29.69	$24.64	$27.41	$26.37	$15.53	$19.85
Net investment income[2]	0.07	0.14	0.17	0.05	0.08	0.11
Net realized and unrealized gain (loss) on investments	0.80	5.91	(1.76)	2.73	10.96	(3.98)
Total from investment operations	0.87	6.05	(1.59)	2.78	11.04	(3.87)
Less distributions
From net investment income	—	(0.16)	(0.15)	(0.04)	(0.12)	(0.11)
From net realized gain	—	(0.84)	(1.03)	(1.70)	(0.08)	(0.34)
Total distributions	—	(1.00)	(1.18)	(1.74)	(0.20)	(0.45)
Net asset value, end of period	$30.56	$29.69	$24.64	$27.41	$26.37	$15.53
Total return (%)[3]	2.96[4]	24.93	(5.65)	10.78	71.23	(20.14)
Ratios and supplemental data
Net assets, end of period (in millions)	$48	$52	$89	$103	$106	$77
Ratios (as a percentage of average net assets):
Expenses before reductions	1.25[5]	1.26	1.26	1.25	1.25	1.26
Expenses including reductions	1.24[5]	1.25	1.25	1.24	1.24	1.25
Net investment income	0.45[5]	0.52	0.68	0.18	0.39	0.54
Portfolio turnover (%)	18	47	41	26	52[6]	54

[1]	Six months ended 9-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes in-kind transactions.
15	JOHN HANCOCK Disciplined Value Mid Cap Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R4 SHARES Period ended	9-30-24[1]	3-31-24	3-31-23	3-31-22	3-31-21	3-31-20
Per share operating performance
Net asset value, beginning of period	$29.81	$24.73	$27.51	$26.46	$15.57	$19.90
Net investment income[2]	0.10	0.21	0.24	0.12	0.14	0.17
Net realized and unrealized gain (loss) on investments	0.82	5.93	(1.77)	2.73	10.99	(4.00)
Total from investment operations	0.92	6.14	(1.53)	2.85	11.13	(3.83)
Less distributions
From net investment income	—	(0.22)	(0.22)	(0.10)	(0.16)	(0.16)
From net realized gain	—	(0.84)	(1.03)	(1.70)	(0.08)	(0.34)
Total distributions	—	(1.06)	(1.25)	(1.80)	(0.24)	(0.50)
Net asset value, end of period	$30.73	$29.81	$24.73	$27.51	$26.46	$15.57
Total return (%)[3]	3.09[4]	25.25	(5.42)	11.06	71.69	(19.96)
Ratios and supplemental data
Net assets, end of period (in millions)	$220	$250	$133	$141	$130	$55
Ratios (as a percentage of average net assets):
Expenses before reductions	1.10[5]	1.11	1.11	1.10	1.11	1.11
Expenses including reductions	0.99[5]	1.00	1.00	0.99	1.00	1.00
Net investment income	0.70[5]	0.81	0.94	0.43	0.65	0.81
Portfolio turnover (%)	18	47	41	26	52[6]	54

[1]	Six months ended 9-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Disciplined Value Mid Cap Fund	16

CLASS R6 SHARES Period ended	9-30-24[1]	3-31-24	3-31-23	3-31-22	3-31-21	3-31-20
Per share operating performance
Net asset value, beginning of period	$29.85	$24.75	$27.54	$26.48	$15.58	$19.90
Net investment income[2]	0.14	0.28	0.30	0.19	0.18	0.23
Net realized and unrealized gain (loss) on investments	0.82	5.95	(1.78)	2.74	11.01	(4.00)
Total from investment operations	0.96	6.23	(1.48)	2.93	11.19	(3.77)
Less distributions
From net investment income	—	(0.29)	(0.28)	(0.17)	(0.21)	(0.21)
From net realized gain	—	(0.84)	(1.03)	(1.70)	(0.08)	(0.34)
Total distributions	—	(1.13)	(1.31)	(1.87)	(0.29)	(0.55)
Net asset value, end of period	$30.81	$29.85	$24.75	$27.54	$26.48	$15.58
Total return (%)[3]	3.22[4]	25.59	(5.21)	11.36	72.06	(19.72)
Ratios and supplemental data
Net assets, end of period (in millions)	$6,597	$6,841	$4,866	$4,768	$3,778	$2,546
Ratios (as a percentage of average net assets):
Expenses before reductions	0.75[5]	0.76	0.76	0.75	0.76	0.76
Expenses including reductions	0.74[5]	0.75	0.75	0.75	0.75	0.76
Net investment income	0.95[5]	1.05	1.20	0.69	0.88	1.08
Portfolio turnover (%)	18	47	41	26	52[6]	54

[1]	Six months ended 9-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes in-kind transactions.
17	JOHN HANCOCK Disciplined Value Mid Cap Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Disciplined Value Mid Cap Fund (the fund) is a series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term growth of capital with current income as a secondary objective.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other
| JOHN HANCOCK Disciplined Value Mid Cap Fund	18

significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of September 30, 2024, all investments are categorized as Level 1 under the hierarchy described above.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. Prior to September 27, 2024, JHCT was a prime money market fund investing in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
19	JOHN HANCOCK Disciplined Value Mid Cap Fund |

Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of September 30, 2024, the fund loaned securities valued at $15,341,303 and received $15,662,160 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 14, 2025 unless extended or renewed. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended September 30, 2024, the fund had no borrowings under the line of credit. Commitment fees for the six months ended September 30, 2024 were $57,814.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
| JOHN HANCOCK Disciplined Value Mid Cap Fund	20

As of March 31, 2024, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and treating a portion of the proceeds from redemptions as distributions for tax purposes.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.800% of the first $500 million of the fund’s aggregate net assets; (b) 0.775% of the next $500 million of the fund’s aggregate net assets; (c) 0.750% of the next $500 million of the fund’s aggregate net assets; (d) 0.725% of the next $1 billion of the fund’s aggregate net assets; and (e) 0.700% of the fund’s aggregate net assets in excess of $2.5 billion. Aggregate net assets include the net assets of the fund and John Hancock Disciplined Value Mid Cap Trust, a series trust of the John Hancock Trust Company Collective Investment Trust. Prior to August 20, 2024, the management fee was not aggregated with the net assets of Disciplined Value Mid Cap Trust. The Advisor has a subadvisory agreement with Boston Partners Global Investors, Inc., an indirect, wholly owned subsidiary of ORIX Corporation of Japan. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended September 30, 2024, this waiver amounted to 0.01% of the fund’s average
21	JOHN HANCOCK Disciplined Value Mid Cap Fund |

daily net assets, on an annualized basis. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended September 30, 2024, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$60,464
Class C	2,457
Class I	591,734
Class R2	1,969
Class	Expense reduction
Class R4	$9,025
Class R6	268,218
Total	$933,867

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended September 30, 2024, were equivalent to a net annual effective rate of 0.70% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended September 30, 2024, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
Currently only 0.25% is charged to Class A shares for Rule 12b-1 fees.
The fund’s Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on July 31, 2025, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $109,306 for Class R4 shares for the six months ended September 30, 2024.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $351,617 for the six months ended September 30, 2024. Of this amount, $57,952 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $293,665 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. Class C shares that are redeemed within one year of purchase are
| JOHN HANCOCK Disciplined Value Mid Cap Fund	22

subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended September 30, 2024, CDSCs received by the Distributor amounted to $1,790 and $2,005 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended September 30, 2024 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$1,829,037	$794,919
Class C	297,502	32,312
Class I	—	7,778,927
Class R2	118,875	1,080
Class R4	382,284	4,946
Class R6	—	146,520
Total	$2,627,698	$8,758,704
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Fund share transactions
Transactions in fund shares for the six months ended September 30, 2024 and for the year ended March 31, 2024 were as follows:
	Six Months Ended 9-30-24		Year Ended 3-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	3,631,831	$100,142,223	8,830,352	$220,248,575
Distributions reinvested	—	—	1,876,729	48,607,289
Repurchased	(4,944,312)	(136,787,619)	(15,297,022)	(381,079,331)
Net decrease	(1,312,481)	$(36,645,396)	(4,589,941)	$(112,223,467)
23	JOHN HANCOCK Disciplined Value Mid Cap Fund |

	Six Months Ended 9-30-24		Year Ended 3-31-24
	Shares	Amount	Shares	Amount
Class C shares
Sold	205,218	$5,638,469	462,044	$11,553,466
Distributions reinvested	—	—	68,882	1,779,899
Repurchased	(335,872)	(9,221,918)	(685,260)	(17,014,599)
Net decrease	(130,654)	$(3,583,449)	(154,334)	$(3,681,234)
Class I shares
Sold	48,480,967	$1,413,092,402	103,001,694	$2,715,569,997
Distributions reinvested	—	—	18,636,833	508,412,799
Repurchased	(50,380,177)	(1,469,089,098)	(162,679,164)	(4,248,287,090)
Net decrease	(1,899,210)	$(55,996,696)	(41,040,637)	$(1,024,304,294)
Class R2 shares
Sold	125,018	$3,603,518	594,212	$15,461,530
Distributions reinvested	—	—	55,899	1,518,217
Repurchased	(284,281)	(8,190,747)	(2,518,559)	(66,821,044)
Net decrease	(159,263)	$(4,587,229)	(1,868,448)	$(49,841,297)
Class R4 shares
Sold	936,520	$27,087,146	5,352,995	$138,191,240
Distributions reinvested	—	—	307,282	8,373,414
Repurchased	(2,171,677)	(62,772,938)	(2,631,241)	(68,766,216)
Net increase (decrease)	(1,235,157)	$(35,685,792)	3,029,036	$77,798,438
Class R6 shares
Sold	19,248,772	$560,470,546	70,766,857	$1,827,825,898
Distributions reinvested	—	—	7,626,607	207,977,576
Repurchased	(34,257,105)	(998,912,087)	(45,831,627)	(1,200,424,504)
Net increase (decrease)	(15,008,333)	$(438,441,541)	32,561,837	$835,378,970
Total net decrease	(19,745,098)	$(574,940,103)	(12,062,487)	$(276,872,884)
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $4,136,309,261 and $4,804,915,686, respectively, for the six months ended September 30, 2024.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
| JOHN HANCOCK Disciplined Value Mid Cap Fund	24

Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	1,565,898	$2,289,707	$121,418,580	$(108,052,130)	$5,458	$1,436	$3,829	—	$15,663,051

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 9—Transactions in securities of affiliated issuers
Affiliated issuers, as defined by the 1940 Act, are those in which the fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the fund’s transactions in the securities of these issuers during the six months ended September 30, 2024, is set forth below:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Rocket Companies, Inc., Class A*	6,978,494	$101,740,744	$1,404,185	$(1,581,165)	$134,732	$32,218,804	—	—	$133,917,300

*	The security was an affiliate at the beginning of the period but not at the end.
25	JOHN HANCOCK Disciplined Value Mid Cap Fund |

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds III (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Boston Partners Global Investors, Inc. (the Subadvisor), for John Hancock Disciplined Value Mid Cap Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 24-27, 2024 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at the meeting held on May 27-May 30, 2024. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At meetings held on June 24-27, 2024, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of  fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
| JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	26

Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
27	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND |

(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index and peer group median for the one-, three-, five- and ten-year periods ended December 31, 2023. The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index and to the peer group median for the one-, three-, five- and ten-year periods. The Board concluded that the fund’s performance has generally been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark index.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund are equal to the peer group median.
The Board took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm’s length with respect to the Subadvisor. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board also noted that the fund’s distributor, an affiliate of the Advisor, has agreed to waive a portion of its Rule 12b-1 fee for a share class of the fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients
| JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	28

(including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm’s length;
(j)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is
29	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND |

based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and Subadvisor.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
| JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	30

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.
The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreement.
The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark index;
(3)	subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
* * *
31	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND |

Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
| JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	32

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Disciplined Value Mid Cap Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF3915159	363SA 9/24
11/24

Semiannual Financial Statements & Other N-CSR Items
John Hancock
Global Shareholder Yield Fund
International equity
September 30, 2024

John Hancock
Global Shareholder Yield Fund

2	Fund’s investments
6	Financial statements
10	Financial highlights
16	Notes to financial statements
26	Evaluation of advisory and subadvisory agreements by the Board of Trustees
1	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND |

Fund’s investments
AS OF 9-30-24 (unaudited)
	Shares	Value
Common stocks 99.1%		$1,311,815,926
(Cost $879,924,047)
Austria 1.2%		15,997,392
BAWAG Group AG (A)(B)	206,479	15,997,392
Canada 6.1%		80,518,191
BCE, Inc.	274,382	9,539,311
Enbridge, Inc.	280,982	11,414,212
Great-West Lifeco, Inc.	259,238	8,840,295
Nutrien, Ltd. (New York Stock Exchange)	199,748	9,599,889
Restaurant Brands International, Inc.	231,569	16,700,756
Rogers Communications, Inc., Class B	189,286	7,610,908
Royal Bank of Canada	69,177	8,634,018
TELUS Corp.	487,502	8,178,802
France 6.9%		91,565,143
AXA SA	550,653	21,198,453
Cie Generale des Etablissements Michelin SCA	244,390	9,925,500
Orange SA	1,173,703	13,442,333
Sanofi SA	169,070	19,466,638
TotalEnergies SE (C)	307,157	19,945,382
Vinci SA	64,902	7,586,837
Germany 5.1%		66,941,448
Allianz SE	47,276	15,550,009
Deutsche Telekom AG	632,773	18,584,103
DHL Group	301,013	13,427,216
Muenchener Rueckversicherungs-Gesellschaft AG	18,696	10,302,344
Siemens AG	44,871	9,077,776
Hong Kong 0.7%		8,680,460
AIA Group, Ltd.	994,000	8,680,460
Ireland 0.9%		11,253,660
Medtronic PLC	124,999	11,253,660
Italy 1.1%		14,477,145
Snam SpA	2,842,136	14,477,145
Japan 1.1%		14,861,315
Astellas Pharma, Inc.	685,100	7,917,954
Toyota Motor Corp.	386,300	6,943,361
South Korea 1.4%		18,905,242
Samsung Electronics Company, Ltd., GDR (A)	7,201	8,459,802
SK Telecom Company, Ltd.	245,283	10,445,440
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND	2

	Shares	Value
Switzerland 3.2%		$42,492,562
Garmin, Ltd.	40,185	7,073,766
Nestle SA	74,901	7,526,984
Novartis AG	168,002	19,344,151
Roche Holding AG	26,710	8,547,661
Taiwan 1.2%		16,513,412
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	95,085	16,513,412
United Kingdom 9.4%		124,928,514
AstraZeneca PLC, ADR	140,020	10,908,958
BAE Systems PLC	540,597	8,975,045
British American Tobacco PLC	373,662	13,623,021
Coca-Cola Europacific Partners PLC	232,049	18,273,859
GSK PLC	596,152	12,138,280
Imperial Brands PLC	714,016	20,770,088
National Grid PLC	772,166	10,673,673
Schroders PLC	1,919,215	8,992,985
Segro PLC	612,178	7,175,043
Unilever PLC	206,646	13,397,562
United States 60.8%		804,681,442
AbbVie, Inc.	130,341	25,739,741
American Electric Power Company, Inc.	119,123	12,222,020
Analog Devices, Inc.	77,732	17,891,574
Apple, Inc.	47,009	10,953,097
AT&T, Inc.	721,611	15,875,442
Bank of America Corp.	198,183	7,863,901
Best Buy Company, Inc.	88,140	9,104,862
Bristol-Myers Squibb Company	174,934	9,051,085
Broadcom, Inc.	171,206	29,533,035
Chevron Corp.	50,591	7,450,537
Cisco Systems, Inc.	351,026	18,681,604
Columbia Banking System, Inc.	330,662	8,633,585
Cummins, Inc.	41,400	13,404,906
CVS Health Corp.	160,760	10,108,589
Dell Technologies, Inc., Class C	104,968	12,442,907
Dow, Inc.	258,248	14,108,088
Duke Energy Corp.	73,705	8,498,187
Eli Lilly & Company	7,633	6,762,380
Emerson Electric Company	68,995	7,545,983
Entergy Corp.	59,896	7,882,913
Enterprise Products Partners LP	580,126	16,887,468
Essential Utilities, Inc.	177,617	6,850,688
Hasbro, Inc.	154,950	11,205,984
Hewlett Packard Enterprise Company	680,489	13,922,805
3	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
United States (continued)
IBM Corp.	131,262	$29,019,403
Iron Mountain, Inc.	197,330	23,448,724
Johnson & Johnson	46,207	7,488,306
JPMorgan Chase & Co.	55,449	11,691,976
KLA Corp.	15,548	12,040,527
Lazard, Inc.	321,312	16,187,699
Linde PLC	16,030	7,644,066
Lockheed Martin Corp.	13,888	8,118,369
LyondellBasell Industries NV, Class A	159,288	15,275,719
McDonald’s Corp.	24,782	7,546,367
Merck & Company, Inc.	67,841	7,704,024
Meta Platforms, Inc., Class A	13,355	7,644,936
MetLife, Inc.	176,014	14,517,635
Microsoft Corp.	66,773	28,732,422
Mondelez International, Inc., Class A	133,907	9,864,929
MPLX LP	331,965	14,759,164
MSC Industrial Direct Company, Inc., Class A	160,882	13,845,505
NetApp, Inc.	90,277	11,150,112
NextEra Energy, Inc.	157,050	13,275,437
NiSource, Inc.	361,644	12,530,965
Omnicom Group, Inc.	90,277	9,333,739
Paychex, Inc.	53,953	7,239,953
PepsiCo, Inc.	41,400	7,040,070
Pfizer, Inc.	307,207	8,890,571
Philip Morris International, Inc.	179,487	21,789,722
Pinnacle West Capital Corp.	94,016	8,328,877
Realty Income Corp.	175,479	11,128,878
Regions Financial Corp.	345,352	8,057,062
RTX Corp.	60,318	7,308,129
Salesforce, Inc.	34,900	9,552,479
Texas Instruments, Inc.	74,786	15,448,544
The Coca-Cola Company	100,836	7,246,075
The Home Depot, Inc.	18,696	7,575,619
The PNC Financial Services Group, Inc.	47,542	8,788,139
The Williams Companies, Inc.	214,209	9,778,641
Truist Financial Corp.	202,991	8,681,925
U.S. Bancorp	199,399	9,118,516
United Parcel Service, Inc., Class B	94,350	12,863,679
Vail Resorts, Inc.	45,479	7,926,535
Verizon Communications, Inc.	297,274	13,350,575
VICI Properties, Inc.	438,370	14,602,105
Walmart, Inc.	90,906	7,340,660
WEC Energy Group, Inc.	85,083	8,183,283

SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND	4

	Yield (%)	Shares	Value
Short-term investments 1.3%			$17,366,855
(Cost $17,362,688)
Short-term funds 1.3%			17,366,855
John Hancock Collateral Trust (D)	4.8110(E)	1,736,234	17,366,855

Total investments (Cost $897,286,735) 100.4%	$1,329,182,781
Other assets and liabilities, net (0.4%)	(5,114,845)
Total net assets 100.0%	$1,324,067,936

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Non-income producing security.
(C)	All or a portion of this security is on loan as of 9-30-24.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(E)	The rate shown is the annualized seven-day yield as of 9-30-24.
At 9-30-24, the aggregate cost of investments for federal income tax purposes was $900,810,901. Net unrealized appreciation aggregated to $428,371,880, of which $440,532,184 related to gross unrealized appreciation and $12,160,304 related to gross unrealized depreciation.
The fund had the following sector composition as a percentage of net assets on 9-30-24:
Information technology	17.7%
Financials	14.5%
Health care	12.5%
Consumer staples	9.6%
Communication services	8.6%
Industrials	8.3%
Utilities	7.8%
Consumer discretionary	6.3%
Energy	6.1%
Real estate	4.2%
Materials	3.5%
Short-term investments and other	0.9%
TOTAL	100.0%
5	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 9-30-24 (unaudited)

Assets
Unaffiliated investments, at value (Cost $879,924,047) including $16,530,954 of securities loaned	$1,311,815,926
Affiliated investments, at value (Cost $17,362,688)	17,366,855
Total investments, at value (Cost $897,286,735)	1,329,182,781
Cash	4,132,903
Foreign currency, at value (Cost $3,244,491)	3,245,966
Dividends and interest receivable	5,063,404
Receivable for fund shares sold	992,049
Receivable for securities lending income	1,307
Receivable from affiliates	154,972
Other assets	133,962
Total assets	1,342,907,344
Liabilities
Payable for fund shares repurchased	1,203,093
Payable upon return of securities loaned	17,362,500
Payable to affiliates
Accounting and legal services fees	52,752
Transfer agent fees	87,630
Distribution and service fees	138
Trustees’ fees	2,988
Other liabilities and accrued expenses	130,307
Total liabilities	18,839,408
Net assets	$1,324,067,936
Net assets consist of
Paid-in capital	$841,480,770
Total distributable earnings (loss)	482,587,166
Net assets	$1,324,067,936

SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Global Shareholder Yield Fund	6

STATEMENT OF ASSETS AND LIABILITIES  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($326,310,763 ÷ 25,893,210 shares)[1]	$12.60
Class C ($6,764,400 ÷ 535,146 shares)[1]	$12.64
Class I ($612,144,562 ÷ 48,329,763 shares)	$12.67
Class R2 ($742,727 ÷ 58,480 shares)	$12.70
Class R6 ($304,428,356 ÷ 24,087,574 shares)	$12.64
Class NAV ($73,677,128 ÷ 5,824,001 shares)	$12.65
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$13.26

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
7	JOHN HANCOCK Global Shareholder Yield Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 9-30-24 (unaudited)

Investment income
Dividends	$26,253,050
Interest	188,054
Securities lending	26,240
Less foreign taxes withheld	(1,574,860)
Total investment income	24,892,484
Expenses
Investment management fees	5,054,860
Distribution and service fees	503,466
Accounting and legal services fees	102,441
Transfer agent fees	495,757
Trustees’ fees	15,047
Custodian fees	154,081
State registration fees	65,321
Printing and postage	62,637
Professional fees	168,342
Other	30,039
Total expenses	6,651,991
Less expense reductions	(1,098,337)
Net expenses	5,553,654
Net investment income	19,338,830
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	46,048,953
Affiliated investments	3,008
46,051,961
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	86,967,071
Affiliated investments	4,167
86,971,238
Net realized and unrealized gain	133,023,199
Increase in net assets from operations	$152,362,029
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Global Shareholder Yield Fund	8

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 9-30-24 (unaudited)	Year ended 3-31-24
Increase (decrease) in net assets
From operations
Net investment income	$19,338,830	$35,104,042
Net realized gain	46,051,961	6,063,406
Change in net unrealized appreciation (depreciation)	86,971,238	122,796,476
Increase in net assets resulting from operations	152,362,029	163,963,924
Distributions to shareholders
From earnings
Class A	(4,962,030)	(12,401,925)
Class C	(86,881)	(314,372)
Class I	(10,045,916)	(23,435,121)
Class R2	(10,388)	(24,149)
Class R6	(5,113,441)	(12,428,968)
Class NAV	(1,278,310)	(3,467,731)
Total distributions	(21,496,966)	(52,072,266)
From fund share transactions
Fund share transactions	(95,269,869)	(115,832,093)
Issued in reorganization	57,311,735	—
From fund share transactions	(37,958,134)	(115,832,093)
Total increase (decrease)	92,906,929	(3,940,435)
Net assets
Beginning of period	1,231,161,007	1,235,101,442
End of period	$1,324,067,936	$1,231,161,007
9	JOHN HANCOCK Global Shareholder Yield Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	9-30-24[1]	3-31-24	3-31-23	3-31-22	3-31-21	3-31-20
Per share operating performance
Net asset value, beginning of period	$11.38	$10.36	$11.64	$11.76	$8.62	$11.03
Net investment income[2]	0.17	0.29	0.29	0.28	0.27	0.33
Net realized and unrealized gain (loss) on investments	1.24	1.17	(0.63)	0.86	3.16	(2.21)
Total from investment operations	1.41	1.46	(0.34)	1.14	3.43	(1.88)
Less distributions
From net investment income	(0.19)	(0.27)	(0.33)	(0.28)	(0.29)	(0.33)
From net realized gain	—	(0.17)	(0.61)	(0.98)	—	(0.20)
Total distributions	(0.19)	(0.44)	(0.94)	(1.26)	(0.29)	(0.53)
Net asset value, end of period	$12.60	$11.38	$10.36	$11.64	$11.76	$8.62
Total return (%)[3,4]	12.51[5]	14.51	(2.48)	10.05	40.22	(17.96)
Ratios and supplemental data
Net assets, end of period (in millions)	$326	$308	$304	$327	$318	$257
Ratios (as a percentage of average net assets):
Expenses before reductions	1.30[6]	1.31	1.29	1.28	1.29	1.29
Expenses including reductions	1.09[6]	1.09	1.09	1.09	1.09	1.09
Net investment income	2.84[6]	2.70	2.73	2.32	2.58	2.96
Portfolio turnover (%)	8[7]	21	28	24	30	33

[1]	Six months ended 9-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
[7]	Excludes merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Global Shareholder Yield Fund	10

CLASS C SHARES Period ended	9-30-24[1]	3-31-24	3-31-23	3-31-22	3-31-21	3-31-20
Per share operating performance
Net asset value, beginning of period	$11.42	$10.40	$11.67	$11.79	$8.64	$11.05
Net investment income[2]	0.13	0.21	0.22	0.20	0.19	0.25
Net realized and unrealized gain (loss) on investments	1.24	1.18	(0.63)	0.85	3.17	(2.21)
Total from investment operations	1.37	1.39	(0.41)	1.05	3.36	(1.96)
Less distributions
From net investment income	(0.15)	(0.20)	(0.25)	(0.19)	(0.21)	(0.25)
From net realized gain	—	(0.17)	(0.61)	(0.98)	—	(0.20)
Total distributions	(0.15)	(0.37)	(0.86)	(1.17)	(0.21)	(0.45)
Net asset value, end of period	$12.64	$11.42	$10.40	$11.67	$11.79	$8.64
Total return (%)[3,4]	12.06[5]	13.61	(3.15)	9.19	39.22	(18.59)
Ratios and supplemental data
Net assets, end of period (in millions)	$7	$8	$12	$20	$29	$44
Ratios (as a percentage of average net assets):
Expenses before reductions	2.00[6]	2.01	1.99	1.98	1.99	1.99
Expenses including reductions	1.84[6]	1.84	1.84	1.84	1.84	1.84
Net investment income	2.18[6]	2.03	2.06	1.63	1.89	2.27
Portfolio turnover (%)	8[7]	21	28	24	30	33

[1]	Six months ended 9-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
[7]	Excludes merger activity.
11	JOHN HANCOCK Global Shareholder Yield Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	9-30-24[1]	3-31-24	3-31-23	3-31-22	3-31-21	3-31-20
Per share operating performance
Net asset value, beginning of period	$11.44	$10.41	$11.69	$11.81	$8.65	$11.07
Net investment income[2]	0.18	0.31	0.32	0.31	0.29	0.36
Net realized and unrealized gain (loss) on investments	1.25	1.19	(0.63)	0.86	3.18	(2.22)
Total from investment operations	1.43	1.50	(0.31)	1.17	3.47	(1.86)
Less distributions
From net investment income	(0.20)	(0.30)	(0.36)	(0.31)	(0.31)	(0.36)
From net realized gain	—	(0.17)	(0.61)	(0.98)	—	(0.20)
Total distributions	(0.20)	(0.47)	(0.97)	(1.29)	(0.31)	(0.56)
Net asset value, end of period	$12.67	$11.44	$10.41	$11.69	$11.81	$8.65
Total return (%)[3]	12.67[4]	14.82	(2.22)	10.28	40.65	(17.77)
Ratios and supplemental data
Net assets, end of period (in millions)	$612	$550	$550	$377	$396	$605
Ratios (as a percentage of average net assets):
Expenses before reductions	1.00[5]	1.01	0.99	0.98	0.99	0.99
Expenses including reductions	0.84[5]	0.84	0.84	0.84	0.84	0.84
Net investment income	3.10[5]	2.95	3.00	2.59	2.78	3.22
Portfolio turnover (%)	8[6]	21	28	24	30	33

[1]	Six months ended 9-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Global Shareholder Yield Fund	12

CLASS R2 SHARES Period ended	9-30-24[1]	3-31-24	3-31-23	3-31-22	3-31-21	3-31-20
Per share operating performance
Net asset value, beginning of period	$11.47	$10.44	$11.71	$11.83	$8.66	$11.08
Net investment income[2]	0.16	0.27	0.28	0.27	0.25	0.32
Net realized and unrealized gain (loss) on investments	1.25	1.19	(0.62)	0.85	3.19	(2.22)
Total from investment operations	1.41	1.46	(0.34)	1.12	3.44	(1.90)
Less distributions
From net investment income	(0.18)	(0.26)	(0.32)	(0.26)	(0.27)	(0.32)
From net realized gain	—	(0.17)	(0.61)	(0.98)	—	(0.20)
Total distributions	(0.18)	(0.43)	(0.93)	(1.24)	(0.27)	(0.52)
Net asset value, end of period	$12.70	$11.47	$10.44	$11.71	$11.83	$8.66
Total return (%)[3]	12.42[4]	14.32	(2.53)	9.82	40.19	(18.10)
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$1	$1	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.37[5]	1.38	1.34	1.34	1.35	1.34
Expenses including reductions	1.22[5]	1.23	1.21	1.21	1.23	1.22
Net investment income	2.70[5]	2.54	2.62	2.20	2.45	2.86
Portfolio turnover (%)	8[6]	21	28	24	30	33

[1]	Six months ended 9-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes merger activity.
13	JOHN HANCOCK Global Shareholder Yield Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	9-30-24[1]	3-31-24	3-31-23	3-31-22	3-31-21	3-31-20
Per share operating performance
Net asset value, beginning of period	$11.42	$10.39	$11.67	$11.79	$8.64	$11.06
Net investment income[2]	0.19	0.32	0.33	0.32	0.30	0.37
Net realized and unrealized gain (loss) on investments	1.24	1.19	(0.63)	0.86	3.17	(2.22)
Total from investment operations	1.43	1.51	(0.30)	1.18	3.47	(1.85)
Less distributions
From net investment income	(0.21)	(0.31)	(0.37)	(0.32)	(0.32)	(0.37)
From net realized gain	—	(0.17)	(0.61)	(0.98)	—	(0.20)
Total distributions	(0.21)	(0.48)	(0.98)	(1.30)	(0.32)	(0.57)
Net asset value, end of period	$12.64	$11.42	$10.39	$11.67	$11.79	$8.64
Total return (%)[3]	12.66[4]	14.96	(2.12)	10.40	40.72	(17.69)
Ratios and supplemental data
Net assets, end of period (in millions)	$304	$289	$279	$278	$275	$245
Ratios (as a percentage of average net assets):
Expenses before reductions	0.90[5]	0.89	0.88	0.88	0.88	0.88
Expenses including reductions	0.74[5]	0.74	0.74	0.74	0.74	0.74
Net investment income	3.19[5]	3.05	3.06	2.68	2.94	3.34
Portfolio turnover (%)	8[6]	21	28	24	30	33

[1]	Six months ended 9-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Global Shareholder Yield Fund	14

CLASS NAV SHARES Period ended	9-30-24[1]	3-31-24	3-31-23	3-31-22	3-31-21	3-31-20
Per share operating performance
Net asset value, beginning of period	$11.43	$10.40	$11.68	$11.80	$8.64	$11.06
Net investment income[2]	0.19	0.33	0.33	0.32	0.29	0.37
Net realized and unrealized gain (loss) on investments	1.24	1.18	(0.63)	0.86	3.19	(2.22)
Total from investment operations	1.43	1.51	(0.30)	1.18	3.48	(1.85)
Less distributions
From net investment income	(0.21)	(0.31)	(0.37)	(0.32)	(0.32)	(0.37)
From net realized gain	—	(0.17)	(0.61)	(0.98)	—	(0.20)
Total distributions	(0.21)	(0.48)	(0.98)	(1.30)	(0.32)	(0.57)
Net asset value, end of period	$12.65	$11.43	$10.40	$11.68	$11.80	$8.64
Total return (%)[3]	12.64[4]	14.94	(2.12)	10.40	40.83	(17.77)
Ratios and supplemental data
Net assets, end of period (in millions)	$74	$76	$89	$109	$120	$325
Ratios (as a percentage of average net assets):
Expenses before reductions	0.89[5]	0.89	0.88	0.87	0.87	0.87
Expenses including reductions	0.74[5]	0.74	0.74	0.74	0.74	0.74
Net investment income	3.22[5]	3.11	3.10	2.68	2.87	3.32
Portfolio turnover (%)	8[6]	21	28	24	30	33

[1]	Six months ended 9-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes merger activity.
15	JOHN HANCOCK Global Shareholder Yield Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Global Shareholder Yield Fund (the fund) is a series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to provide a high level of income as its primary objective. Capital appreciation is a secondary investment objective.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee,
| JOHN HANCOCK Global Shareholder Yield Fund	16

following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of September 30, 2024, by major security category or type:
	Total value at 9-30-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Austria	$15,997,392	—	$15,997,392	—
Canada	80,518,191	$80,518,191	—	—
France	91,565,143	—	91,565,143	—
Germany	66,941,448	—	66,941,448	—
Hong Kong	8,680,460	—	8,680,460	—
Ireland	11,253,660	11,253,660	—	—
Italy	14,477,145	—	14,477,145	—
Japan	14,861,315	—	14,861,315	—
South Korea	18,905,242	—	18,905,242	—
Switzerland	42,492,562	7,073,766	35,418,796	—
Taiwan	16,513,412	16,513,412	—	—
United Kingdom	124,928,514	29,182,817	95,745,697	—
United States	804,681,442	804,681,442	—	—
Short-term investments	17,366,855	17,366,855	—	—
Total investments in securities	$1,329,182,781	$966,590,143	$362,592,638	—
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
17	JOHN HANCOCK Global Shareholder Yield Fund |

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. Prior to September 27, 2024, JHCT was a prime money market fund investing in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of September 30, 2024, the fund loaned securities valued at $16,530,954 and received $17,362,500 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued
| JOHN HANCOCK Global Shareholder Yield Fund	18

based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 14, 2025 unless extended or renewed. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended September 30, 2024, the fund had no borrowings under the line of credit. Commitment fees for the six months ended September 30, 2024 were $4,199.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of March 31, 2024, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends quarterly. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
19	JOHN HANCOCK Global Shareholder Yield Fund |

Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to partnerships and wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, equivalent on an annual basis to the sum of 0.800% of average daily net assets. The Advisor has a subadvisory agreement with Epoch Investment Partners, Inc. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended September 30, 2024, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor contractually agrees to reduce its management fee or, if necessary, make payment to the applicable class in an amount equal to the amount by which expenses of Class A, Class C, Class I, Class R2, and Class R6 shares, as applicable, exceed 1.09%, 1.84%, 0.84%, 1.24%, and 0.74%, respectively, of average net assets attributable to the applicable class. For purposes of this agreement, “expenses of Class A, Class C, Class I, Class R2, and Class R6 shares” means all class expenses (including fund expenses attributable to the class), excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, acquired fund fees and expenses paid indirectly, and short dividend expense. This agreement expires on July 31, 2025, unless renewed by mutual agreement of the fund and the Advisor based on upon a determination that this is appropriate under the circumstances at that time.
The Advisor has voluntarily agreed to reduce its management fee for the fund, or if necessary, make payment to the fund, in an amount equal to the amount by which the fund’s expenses exceed 0.74% of average net assets. Expenses means all the expenses of the fund, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class-specific expenses, prime brokerage fees, acquired fund fees and expenses paid indirectly, and short dividend expense. This voluntary expense reduction will continue in effect until terminated at any time by the Advisor on notice to the fund.
| JOHN HANCOCK Global Shareholder Yield Fund	20

For the six months ended September 30, 2024, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$330,477
Class C	5,794
Class I	474,579
Class R2	534
Class	Expense reduction
Class R6	$230,879
Class NAV	56,074
Total	$1,098,337

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended September 30, 2024, were equivalent to a net annual effective rate of 0.63% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended September 30, 2024, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $48,497 for the six months ended September 30, 2024. Of this amount, $8,278 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $40,219 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended September 30, 2024, CDSCs received by the Distributor amounted to $15 and $4 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition,
21	JOHN HANCOCK Global Shareholder Yield Fund |

Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended September 30, 2024 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$465,099	$168,375
Class C	36,726	3,949
Class I	—	316,890
Class R2	1,641	16
Class R6	—	6,527
Total	$503,466	$495,757
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statement of operations. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Borrower	$5,800,000	2	5.802%	$(1,869)
Note 5—Fund share transactions
Transactions in fund shares for the six months ended September 30, 2024 and for the year ended March 31, 2024 were as follows:
	Six Months Ended 9-30-24		Year Ended 3-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	793,597	$9,293,962	2,169,734	$22,877,989
Distributions reinvested	418,616	4,922,172	1,152,398	12,223,186
Repurchased	(2,364,770)	(27,606,446)	(5,626,610)	(59,492,628)
Net decrease	(1,152,557)	$(13,390,312)	(2,304,478)	$(24,391,453)
| JOHN HANCOCK Global Shareholder Yield Fund	22

	Six Months Ended 9-30-24		Year Ended 3-31-24
	Shares	Amount	Shares	Amount
Class C shares
Sold	6,563	$76,359	29,312	$312,042
Distributions reinvested	7,418	86,881	29,603	314,372
Repurchased	(216,432)	(2,530,722)	(510,024)	(5,409,397)
Net decrease	(202,451)	$(2,367,482)	(451,109)	$(4,782,983)
Class I shares
Sold	2,672,583	$31,412,130	7,081,923	$75,098,146
Issued in reorganization (Note 9)	5,115,521	57,311,735	—	—
Distributions reinvested	838,803	9,926,409	2,188,880	23,322,263
Repurchased	(8,354,857)	(97,358,652)	(14,009,796)	(147,789,391)
Net increase (decrease)	272,050	$1,291,622	(4,738,993)	$(49,368,982)
Class R2 shares
Sold	1,945	$22,807	6,280	$67,363
Distributions reinvested	868	10,281	2,235	23,896
Repurchased	(2,859)	(33,440)	(4,024)	(42,858)
Net increase (decrease)	(46)	$(352)	4,491	$48,401
Class R6 shares
Sold	1,264,872	$14,831,179	3,500,041	$37,052,286
Distributions reinvested	432,614	5,109,341	1,167,888	12,423,814
Repurchased	(2,898,139)	(34,020,682)	(6,265,509)	(66,400,554)
Net decrease	(1,200,653)	$(14,080,162)	(1,597,580)	$(16,924,454)
Class NAV shares
Sold	5,102	$62,202	35,958	$368,695
Distributions reinvested	108,233	1,278,310	326,090	3,467,731
Repurchased	(912,291)	(10,751,960)	(2,284,006)	(24,249,048)
Net decrease	(798,956)	$(9,411,448)	(1,921,958)	$(20,412,622)
Total net decrease	(3,082,613)	$(37,958,134)	(11,009,627)	$(115,832,093)
Affiliates of the fund owned 100% of shares of Class NAV on September 30, 2024. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and merger activity, amounted to $105,316,280 and $196,202,842, respectively, for the six months ended September 30, 2024.
23	JOHN HANCOCK Global Shareholder Yield Fund |

Note 7—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At September 30, 2024, funds within the John Hancock group of funds complex held 5.6% of the fund’s net assets. There were no individual affiliated funds with an ownership of 5% or more of the fund’s net assets.
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	1,736,234	—	$101,698,849	$(84,339,169)	$3,008	$4,167	$26,240	—	$17,366,855

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 9—Reorganization
On April 15, 2024, the shareholders of John Hancock Tax-Advantaged Global Shareholder Yield (the Acquired Fund) voted to approve an Agreement and Plan of Reorganization (the Agreement) which provided for an exchange of shares of John Hancock Global Shareholder Yield Fund (the Acquiring Fund) with a value equal to the net assets transferred. The Agreement provided for (a) the acquisition of all the assets, subject to all of the liabilities, of the Acquired Fund in exchange for shares of the Acquiring Fund with a value equal to the net assets transferred; (b) the liquidation of the Acquired Fund; and (c) the distribution to the Acquired Fund’s shareholders of such Acquiring Fund’s shares. The reorganization was intended to achieve potential opportunities for economies of scale and lower expenses in the future. As a result of the reorganization, the Acquiring Fund is the legal and accounting survivor.
The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Acquired Fund or its shareholders. Thus, the investments were transferred to the Acquiring Fund at the Acquired Fund’s identified cost. All distributable amounts of net income and realized gains from the Acquired Fund were distributed prior to the reorganization. In addition, the Acquired Fund bore the costs that were incurred in connection with the reorganization. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange (NYSE) on April 26, 2024. The following outlines the reorganization:
Acquiring Portfolio	Acquired Portfolio	Net Asset Value of the Acquired Portfolio	Appreciation of the Acquired Portfolio’s Investments	Shares Redeemed by the Acquired Portfolio	Shares Issued by the Acquiring Portfolio	Acquiring Portfolio Net Assets Prior to Combination	Acquiring Portfolio Total Net Assets After Combination
Global Shareholder Yield Fund	Tax-Advantaged Global Shareholder Yield Fund	$57,311,735	$537,445	10,921,751	5,115,521	$1,194,550,471	$1,251,862,206
| JOHN HANCOCK Global Shareholder Yield Fund	24

Because the combined fund has been managed as a single integrated fund since the reorganization was completed, it is not practicable to separate the amounts of net investment income and gains attributable to the Acquired Fund that have been included in the Acquiring Fund’s Statement of operations at September 30, 2024. See Note 5 for capital shares issued in connection with the above referenced reorganization.
25	JOHN HANCOCK Global Shareholder Yield Fund |

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds III (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Epoch Investment Partners, Inc. (the Subadvisor), for John Hancock Global Shareholder Yield Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 24-27, 2024 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at the meeting held on May 27-May 30, 2024. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At meetings held on June 24-27, 2024, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
| JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND	26

Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
27	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND |

(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index and peer group median for the three-year period ended December 31, 2023 and underperformed for the one-, five- and ten-year periods ended December 31, 2023. The Board took into account management’s discussion of the factors that contributed to the fund’s performance for the benchmark index and peer group median for the one-, five- and ten-year periods including the impact of past and current market conditions on the fund’s strategy and management’s outlook for the fund. The Board concluded that the fund’s performance is being monitored and reasonably addressed, where appropriate.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees for the fund are lower than the peer group median and net total expenses are equal to the peer group median.
The Board took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm’s length with respect to the Subadvisor. The Board also took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund. The Board reviewed information provided by the Advisor concerning investment advisory fees charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and a Subadvisor’s services to the fund and the
| JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND	28

services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm’s length;
(j)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
29	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND |

(b)	the Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(3)	the subadvisory fee for the fund, and to the extent available, comparable fee information prepared by an independent third party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and Subadvisor.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.
The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreement.
| JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND	30

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund is being monitored and reasonably addressed, where appropriate;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund.
* * *
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
31	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND |

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Global Shareholder Yield Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF3915168	320SA 9/24
11/24

Semiannual Financial Statements & Other N-CSR Items
John Hancock
International Growth Fund
International equity
September 30, 2024

John Hancock
International Growth Fund

2	Fund’s investments
6	Financial statements
10	Financial highlights
18	Notes to financial statements
28	Evaluation of advisory and subadvisory agreements by the Board of Trustees
1	JOHN HANCOCK INTERNATIONAL GROWTH FUND |

Fund’s investments
AS OF 9-30-24 (unaudited)
	Shares	Value
Common stocks 97.5%		$5,664,272,746
(Cost $4,152,243,111)
Australia 4.4%		257,015,451
Aristocrat Leisure, Ltd.	3,213,873	129,758,146
Goodman Group	4,988,734	127,257,305
Canada 5.0%		291,901,530
ARC Resources, Ltd. (A)	4,509,938	76,229,940
Constellation Software, Inc.	46,069	149,878,813
iA Financial Corp., Inc.	55,900	4,633,362
TFI International, Inc.	446,505	61,159,415
China 7.6%		443,943,877
ANTA Sports Products, Ltd.	1,643,400	19,454,316
Kweichow Moutai Company, Ltd., Class A	360,540	88,349,092
Tencent Holdings, Ltd.	4,859,389	270,205,796
Trip.com Group, Ltd., ADR (B)	1,109,451	65,934,673
Denmark 2.9%		169,274,949
DSV A/S	452,284	93,084,602
Novo Nordisk A/S, Class B	642,352	76,190,347
France 6.6%		380,979,863
Accor SA	1,670,421	72,613,199
Capgemini SE	346,383	74,784,433
Publicis Groupe SA	890,410	97,443,405
Safran SA	578,518	136,138,826
Germany 3.3%		190,640,679
Allianz SE	304,406	100,125,139
Rheinmetall AG	166,503	90,515,540
India 5.7%		333,801,719
Axis Bank, Ltd.	6,750,332	99,194,738
Bharti Airtel, Ltd.	7,448,750	152,191,179
HDFC Bank, Ltd.	4,001,985	82,415,802
Ireland 5.3%		309,703,883
Accenture PLC, Class A	161,671	57,147,465
AerCap Holdings NV	1,085,251	102,794,975
Flutter Entertainment PLC (B)	275,913	64,881,450
ICON PLC (B)	295,430	84,879,993
Italy 1.1%		61,748,319
FinecoBank SpA	3,597,969	61,748,319
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INTERNATIONAL GROWTH FUND	2

	Shares	Value
Japan 15.1%		$877,432,943
Ajinomoto Company, Inc.	1,262,800	48,872,779
Fujitsu, Ltd.	3,710,400	76,283,691
Hoya Corp.	576,041	79,783,723
Keyence Corp.	290,311	139,135,081
MS&AD Insurance Group Holdings, Inc.	3,581,992	84,191,807
Obic Company, Ltd.	2,234,940	78,411,164
Recruit Holdings Company, Ltd.	1,927,547	117,103,123
Renesas Electronics Corp.	5,875,897	85,274,944
Sony Group Corp.	8,666,880	168,376,631
Mexico 0.9%		55,041,980
Wal-Mart de Mexico SAB de CV	18,242,326	55,041,980
Netherlands 2.6%		151,473,335
ASML Holding NV	93,932	78,138,464
QIAGEN NV (B)	1,622,308	73,334,871
Portugal 1.2%		69,088,894
Jeronimo Martins SGPS SA	3,515,832	69,088,894
Singapore 2.4%		136,646,897
Grab Holdings, Ltd., Class A (B)	20,596,674	78,267,361
Singapore Telecommunications, Ltd.	23,217,959	58,379,536
South Korea 0.9%		52,275,982
Shinhan Financial Group Company, Ltd.	1,232,559	52,275,982
Spain 2.8%		161,101,698
Industria de Diseno Textil SA	2,720,091	161,101,698
Sweden 2.9%		165,860,541
Spotify Technology SA (B)	216,654	79,843,499
Volvo AB, B Shares	3,251,792	86,017,042
Switzerland 4.6%		268,423,744
Holcim, Ltd. (B)	795,244	77,880,527
Kuehne + Nagel International AG	89,643	24,492,138
Novartis AG	588,801	67,795,951
UBS Group AG	3,175,251	98,255,128
Taiwan 8.4%		485,159,352
Accton Technology Corp.	5,125,293	85,754,626
Taiwan Semiconductor Manufacturing Company, Ltd.	13,245,430	399,404,726
United Kingdom 12.2%		709,253,397
Allfunds Group PLC	7,831,462	48,195,661
AstraZeneca PLC	1,132,764	176,469,538
Bunzl PLC	1,226,997	58,109,475
GSK PLC	4,745,196	96,617,171
3	JOHN HANCOCK INTERNATIONAL GROWTH FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
United Kingdom (continued)
InterContinental Hotels Group PLC	581,752	$63,352,993
London Stock Exchange Group PLC	1,012,728	138,653,865
Unilever PLC	1,972,050	127,854,694
Uruguay 1.6%		93,503,713

MercadoLibre, Inc. (B)	45,568	93,503,713
Preferred securities 1.4%		$81,344,110
(Cost $84,146,375)
Brazil 1.4%		81,344,110
Itau Unibanco Holding SA	12,271,900	81,344,110

	Yield (%)	Shares	Value
Short-term investments 1.2%			$68,824,387
(Cost $68,825,255)
Short-term funds 0.5%			27,724,387
John Hancock Collateral Trust (C)	4.8110(D)	2,771,718	27,724,387

	Par value^	Value
Repurchase agreement 0.7%		41,100,000
Bank of America Corp. Tri-Party Repurchase Agreement dated 9-30-24 at 4.870% to be repurchased at $20,502,773 on 10-1-24, collateralized by $2,782,401 Federal Home Loan Mortgage Corp., 2.000% - 7.000% due 4-1-34 to 10-1-54 (valued at $2,743,290), $18,338,695 Federal National Mortgage Association, 2.000% - 5.500% due 7-1-27 to 5-1-54 (valued at $17,597,396) and $657,737 Government National Mortgage Association, 2.500% due 3-20-51 (valued at $569,313)	20,500,000	20,500,000
Societe Generale SA Tri-Party Repurchase Agreement dated 9-30-24 at 4.880% to be repurchased at $20,602,792 on 10-1-24, collateralized by $33,246,500 U.S. Treasury Bonds, 1.875% due 2-15-51 (valued at $21,012,046)	20,600,000	20,600,000

Total investments (Cost $4,305,214,741) 100.1%	$5,814,441,243
Other assets and liabilities, net (0.1%)	(4,442,054)
Total net assets 100.0%	$5,809,999,189

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	All or a portion of this security is on loan as of 9-30-24.
(B)	Non-income producing security.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 9-30-24.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INTERNATIONAL GROWTH FUND	4

At 9-30-24, the aggregate cost of investments for federal income tax purposes was $4,386,245,643. Net unrealized appreciation aggregated to $1,428,195,600, of which $1,509,141,380 related to gross unrealized appreciation and $80,945,780 related to gross unrealized depreciation.
The fund had the following sector composition as a percentage of net assets on 9-30-24:
Information technology	21.1%
Financials	14.7%
Industrials	14.6%
Consumer discretionary	14.4%
Communication services	11.3%
Health care	11.3%
Consumer staples	6.7%
Real estate	2.2%
Materials	1.3%
Energy	1.3%
Short-term investments and other	1.1%
TOTAL	100.0%
5	JOHN HANCOCK INTERNATIONAL GROWTH FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 9-30-24 (unaudited)

Assets
Unaffiliated investments, at value (Cost $4,277,489,486) including $26,326,894 of securities loaned	$5,786,716,856
Affiliated investments, at value (Cost $27,725,255)	27,724,387
Total investments, at value (Cost $4,305,214,741)	5,814,441,243
Foreign currency, at value (Cost $2,061,696)	2,050,858
Dividends and interest receivable	30,597,460
Receivable for fund shares sold	2,739,224
Receivable for investments sold	79,387,842
Receivable for securities lending income	1,338
Other assets	697,143
Total assets	5,929,915,108
Liabilities
Due to custodian	18,785,580
Foreign capital gains tax payable	18,627,456
Payable for investments purchased	46,116,178
Payable for fund shares repurchased	7,206,172
Payable upon return of securities loaned	27,720,000
Payable to affiliates
Accounting and legal services fees	237,262
Transfer agent fees	293,834
Distribution and service fees	1,732
Trustees’ fees	21,096
Other liabilities and accrued expenses	906,609
Total liabilities	119,915,919
Net assets	$5,809,999,189
Net assets consist of
Paid-in capital	$5,386,487,940
Total distributable earnings (loss)	423,511,249
Net assets	$5,809,999,189

SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK International Growth Fund	6

STATEMENT OF ASSETS AND LIABILITIES  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($497,298,476 ÷ 17,632,785 shares)[1]	$28.20
Class C ($42,395,836 ÷ 1,587,003 shares)[1]	$26.71
Class I ($2,601,046,345 ÷ 91,396,231 shares)	$28.46
Class R2 ($3,475,457 ÷ 123,402 shares)	$28.16
Class R4 ($10,429,136 ÷ 367,541 shares)	$28.38
Class R6 ($1,790,013,923 ÷ 62,695,939 shares)	$28.55
Class 1 ($55,493,212 ÷ 1,948,918 shares)	$28.47
Class NAV ($809,846,804 ÷ 28,417,575 shares)	$28.50
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$29.68

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
7	JOHN HANCOCK International Growth Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 9-30-24 (unaudited)

Investment income
Dividends	$70,711,093
Interest	1,681,977
Securities lending	279,912
Less foreign taxes withheld	(4,547,039)
Total investment income	68,125,943
Expenses
Investment management fees	23,544,401
Distribution and service fees	1,015,507
Accounting and legal services fees	465,217
Transfer agent fees	1,732,789
Trustees’ fees	69,958
Custodian fees	1,188,774
State registration fees	82,712
Printing and postage	204,092
Professional fees	353,933
Other	121,357
Total expenses	28,778,740
Less expense reductions	(244,417)
Net expenses	28,534,323
Net investment income	39,591,620
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	304,547,304[1]
Affiliated investments	(15,874)
304,531,430
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	62,862,449[2]
Affiliated investments	43,810
62,906,259
Net realized and unrealized gain	367,437,689
Increase in net assets from operations	$407,029,309

[1]	Net of foreign capital gains taxes of $10,762,314.
[2]	Net of $6,509,606 increase in deferred foreign withholding taxes.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK International Growth Fund	8

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 9-30-24 (unaudited)	Year ended 3-31-24
Increase (decrease) in net assets
From operations
Net investment income	$39,591,620	$82,596,691
Net realized gain	304,531,430	89,543,657
Change in net unrealized appreciation (depreciation)	62,906,259	554,447,603
Increase in net assets resulting from operations	407,029,309	726,587,951
Distributions to shareholders
From earnings
Class A	—	(10,875,891)
Class C	—	(1,126,229)
Class I	—	(71,594,092)
Class R2	—	(173,489)
Class R4	—	(245,479)
Class R6	—	(48,841,593)
Class 1	—	(1,408,257)
Class NAV	—	(21,450,937)
Total distributions	—	(155,715,967)
From fund share transactions	(558,895,450)	(1,573,131,343)
Total decrease	(151,866,141)	(1,002,259,359)
Net assets
Beginning of period	5,961,865,330	6,964,124,689
End of period	$5,809,999,189	$5,961,865,330
9	JOHN HANCOCK International Growth Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	9-30-24[1]	3-31-24	3-31-23	3-31-22	3-31-21	3-31-20
Per share operating performance
Net asset value, beginning of period	$26.31	$23.88	$29.99	$37.88	$24.58	$26.79
Net investment income (loss)[2]	0.14	0.24	0.25	0.14	(0.04)	0.13
Net realized and unrealized gain (loss) on investments	1.75	2.77	(3.29)	(2.80)	13.34	(2.22)
Total from investment operations	1.89	3.01	(3.04)	(2.66)	13.30	(2.09)
Less distributions
From net investment income	—	(0.58)	—	(0.17)	—	(0.12)
From net realized gain	—	—	(3.07)	(5.06)	—	—
Total distributions	—	(0.58)	(3.07)	(5.23)	—	(0.12)
Net asset value, end of period	$28.20	$26.31	$23.88	$29.99	$37.88	$24.58
Total return (%)[3,4]	7.22[5]	12.84	(9.31)	(8.46)	54.11	(7.87)
Ratios and supplemental data
Net assets, end of period (in millions)	$497	$488	$502	$642	$670	$456
Ratios (as a percentage of average net assets):
Expenses before reductions	1.31[6]	1.32	1.30	1.29	1.29	1.30
Expenses including reductions	1.30[6]	1.32	1.29	1.28	1.28	1.29
Net investment income (loss)	1.05[6]	1.00	0.99	0.37	(0.14)	0.45
Portfolio turnover (%)	28	50	77	78	78	80

[1]	Six months ended 9-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK International Growth Fund	10

CLASS C SHARES Period ended	9-30-24[1]	3-31-24	3-31-23	3-31-22	3-31-21	3-31-20
Per share operating performance
Net asset value, beginning of period	$25.01	$22.73	$28.91	$36.78	$24.03	$26.27
Net investment income (loss)[2]	0.05	0.09	0.09	(0.12)	(0.26)	(0.06)
Net realized and unrealized gain (loss) on investments	1.65	2.61	(3.20)	(2.69)	13.01	(2.18)
Total from investment operations	1.70	2.70	(3.11)	(2.81)	12.75	(2.24)
Less distributions
From net investment income	—	(0.42)	—	—	—	—
From net realized gain	—	—	(3.07)	(5.06)	—	—
Total distributions	—	(0.42)	(3.07)	(5.06)	—	—
Net asset value, end of period	$26.71	$25.01	$22.73	$28.91	$36.78	$24.03
Total return (%)[3,4]	6.84[5]	12.07	(9.96)	(9.10)	53.06	(8.53)
Ratios and supplemental data
Net assets, end of period (in millions)	$42	$56	$96	$171	$224	$181
Ratios (as a percentage of average net assets):
Expenses before reductions	2.01[6]	2.02	2.00	1.99	1.99	2.00
Expenses including reductions	2.00[6]	2.02	1.99	1.98	1.98	1.99
Net investment income (loss)	0.40[6]	0.39	0.36	(0.32)	(0.81)	(0.24)
Portfolio turnover (%)	28	50	77	78	78	80

[1]	Six months ended 9-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
11	JOHN HANCOCK International Growth Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	9-30-24[1]	3-31-24	3-31-23	3-31-22	3-31-21	3-31-20
Per share operating performance
Net asset value, beginning of period	$26.51	$24.05	$30.09	$38.00	$24.63	$26.84
Net investment income[2]	0.18	0.33	0.35	0.25	0.05	0.21
Net realized and unrealized gain (loss) on investments	1.77	2.79	(3.32)	(2.81)	13.40	(2.22)
Total from investment operations	1.95	3.12	(2.97)	(2.56)	13.45	(2.01)
Less distributions
From net investment income	—	(0.66)	—	(0.29)	(0.08)	(0.20)
From net realized gain	—	—	(3.07)	(5.06)	—	—
Total distributions	—	(0.66)	(3.07)	(5.35)	(0.08)	(0.20)
Net asset value, end of period	$28.46	$26.51	$24.05	$30.09	$38.00	$24.63
Total return (%)[3]	7.39[4]	13.20	(9.04)	(8.19)	54.62	(7.61)
Ratios and supplemental data
Net assets, end of period (in millions)	$2,601	$2,660	$3,587	$7,376	$8,176	$4,677
Ratios (as a percentage of average net assets):
Expenses before reductions	1.01[5]	1.02	1.00	0.99	0.99	1.00
Expenses including reductions	1.00[5]	1.02	0.99	0.98	0.98	0.99
Net investment income	1.35[5]	1.36	1.37	0.66	0.14	0.74
Portfolio turnover (%)	28	50	77	78	78	80

[1]	Six months ended 9-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK International Growth Fund	12

CLASS R2 SHARES Period ended	9-30-24[1]	3-31-24	3-31-23	3-31-22	3-31-21	3-31-20
Per share operating performance
Net asset value, beginning of period	$26.29	$23.87	$30.00	$37.89	$24.60	$26.82
Net investment income (loss)[2]	0.17	0.37	0.21	0.11	(0.08)	0.12
Net realized and unrealized gain (loss) on investments	1.70	2.61	(3.27)	(2.81)	13.37	(2.25)
Total from investment operations	1.87	2.98	(3.06)	(2.70)	13.29	(2.13)
Less distributions
From net investment income	—	(0.56)	—	(0.13)	—	(0.09)
From net realized gain	—	—	(3.07)	(5.06)	—	—
Total distributions	—	(0.56)	(3.07)	(5.19)	—	(0.09)
Net asset value, end of period	$28.16	$26.29	$23.87	$30.00	$37.89	$24.60
Total return (%)[3]	7.19[4]	12.75	(9.41)	(8.55)	54.02	(7.98)
Ratios and supplemental data
Net assets, end of period (in millions)	$3	$8	$36	$38	$50	$30
Ratios (as a percentage of average net assets):
Expenses before reductions	1.40[5]	1.41	1.39	1.38	1.38	1.39
Expenses including reductions	1.39[5]	1.40	1.38	1.37	1.37	1.38
Net investment income (loss)	1.28[5]	1.53	0.85	0.29	(0.23)	0.41
Portfolio turnover (%)	28	50	77	78	78	80

[1]	Six months ended 9-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
13	JOHN HANCOCK International Growth Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R4 SHARES Period ended	9-30-24[1]	3-31-24	3-31-23	3-31-22	3-31-21	3-31-20
Per share operating performance
Net asset value, beginning of period	$26.45	$24.00	$30.08	$37.98	$24.62	$26.84
Net investment income (loss)[2]	0.16	0.28	0.43	0.20	(0.05)	0.16
Net realized and unrealized gain (loss) on investments	1.77	2.79	(3.44)	(2.81)	13.46	(2.22)
Total from investment operations	1.93	3.07	(3.01)	(2.61)	13.41	(2.06)
Less distributions
From net investment income	—	(0.62)	—	(0.23)	(0.05)	(0.16)
From net realized gain	—	—	(3.07)	(5.06)	—	—
Total distributions	—	(0.62)	(3.07)	(5.29)	(0.05)	(0.16)
Net asset value, end of period	$28.38	$26.45	$24.00	$30.08	$37.98	$24.62
Total return (%)[3]	7.33[4]	13.03	(9.18)	(8.31)	54.46	(7.77)
Ratios and supplemental data
Net assets, end of period (in millions)	$10	$10	$10	$45	$49	$7
Ratios (as a percentage of average net assets):
Expenses before reductions	1.25[5]	1.26	1.23	1.22	1.21	1.24
Expenses including reductions	1.14[5]	1.15	1.12	1.11	1.10	1.13
Net investment income (loss)	1.20[5]	1.14	1.61	0.54	(0.13)	0.58
Portfolio turnover (%)	28	50	77	78	78	80

[1]	Six months ended 9-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK International Growth Fund	14

CLASS R6 SHARES Period ended	9-30-24[1]	3-31-24	3-31-23	3-31-22	3-31-21	3-31-20
Per share operating performance
Net asset value, beginning of period	$26.58	$24.11	$30.13	$38.04	$24.65	$26.86
Net investment income[2]	0.20	0.34	0.34	0.29	0.08	0.24
Net realized and unrealized gain (loss) on investments	1.77	2.81	(3.29)	(2.81)	13.42	(2.22)
Total from investment operations	1.97	3.15	(2.95)	(2.52)	13.50	(1.98)
Less distributions
From net investment income	—	(0.68)	—	(0.33)	(0.11)	(0.23)
From net realized gain	—	—	(3.07)	(5.06)	—	—
Total distributions	—	(0.68)	(3.07)	(5.39)	(0.11)	(0.23)
Net asset value, end of period	$28.55	$26.58	$24.11	$30.13	$38.04	$24.65
Total return (%)[3]	7.45[4]	13.31	(8.96)	(8.09)	54.79	(7.52)
Ratios and supplemental data
Net assets, end of period (in millions)	$1,790	$1,862	$1,908	$2,333	$2,441	$1,434
Ratios (as a percentage of average net assets):
Expenses before reductions	0.90[5]	0.91	0.89	0.88	0.88	0.89
Expenses including reductions	0.89[5]	0.90	0.89	0.87	0.88	0.88
Net investment income	1.47[5]	1.40	1.37	0.78	0.25	0.85
Portfolio turnover (%)	28	50	77	78	78	80

[1]	Six months ended 9-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
15	JOHN HANCOCK International Growth Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS 1 SHARES Period ended	9-30-24[1]	3-31-24	3-31-23	3-31-22	3-31-21	3-31-20
Per share operating performance
Net asset value, beginning of period	$26.52	$24.06	$30.08	$37.98	$24.62	$26.83
Net investment income[2]	0.19	0.34	0.34	0.28	0.08	0.23
Net realized and unrealized gain (loss) on investments	1.76	2.79	(3.29)	(2.80)	13.38	(2.22)
Total from investment operations	1.95	3.13	(2.95)	(2.52)	13.46	(1.99)
Less distributions
From net investment income	—	(0.67)	—	(0.32)	(0.10)	(0.22)
From net realized gain	—	—	(3.07)	(5.06)	—	—
Total distributions	—	(0.67)	(3.07)	(5.38)	(0.10)	(0.22)
Net asset value, end of period	$28.47	$26.52	$24.06	$30.08	$37.98	$24.62
Total return (%)[3]	7.39[4]	13.30	(9.01)	(8.10)	54.68	(7.55)
Ratios and supplemental data
Net assets, end of period (in millions)	$55	$56	$58	$71	$83	$59
Ratios (as a percentage of average net assets):
Expenses before reductions	0.95[5]	0.95	0.93	0.92	0.92	0.93
Expenses including reductions	0.94[5]	0.94	0.93	0.91	0.91	0.92
Net investment income	1.39[5]	1.38	1.34	0.74	0.23	0.82
Portfolio turnover (%)	28	50	77	78	78	80

[1]	Six months ended 9-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK International Growth Fund	16

CLASS NAV SHARES Period ended	9-30-24[1]	3-31-24	3-31-23	3-31-22	3-31-21	3-31-20
Per share operating performance
Net asset value, beginning of period	$26.53	$24.07	$30.08	$37.99	$24.62	$26.82
Net investment income[2]	0.20	0.34	0.34	0.30	0.10	0.24
Net realized and unrealized gain (loss) on investments	1.77	2.80	(3.28)	(2.81)	13.38	(2.21)
Total from investment operations	1.97	3.14	(2.94)	(2.51)	13.48	(1.97)
Less distributions
From net investment income	—	(0.68)	—	(0.34)	(0.11)	(0.23)
From net realized gain	—	—	(3.07)	(5.06)	—	—
Total distributions	—	(0.68)	(3.07)	(5.40)	(0.11)	(0.23)
Net asset value, end of period	$28.50	$26.53	$24.07	$30.08	$37.99	$24.62
Total return (%)[3]	7.46[4]	13.30	(8.94)	(8.08)	54.78	(7.51)
Ratios and supplemental data
Net assets, end of period (in millions)	$810	$822	$768	$844	$1,057	$854
Ratios (as a percentage of average net assets):
Expenses before reductions	0.90[5]	0.90	0.88	0.87	0.87	0.88
Expenses including reductions	0.89[5]	0.89	0.88	0.86	0.86	0.87
Net investment income	1.47[5]	1.38	1.34	0.80	0.30	0.87
Portfolio turnover (%)	28	50	77	78	78	80

[1]	Six months ended 9-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
17	JOHN HANCOCK International Growth Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock International Growth Fund (the fund) is a series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek high total return primarily through capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a
| JOHN HANCOCK International Growth Fund	18

ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of September 30, 2024, by major security category or type:
	Total value at 9-30-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Australia	$257,015,451	—	$257,015,451	—
Canada	291,901,530	$291,901,530	—	—
China	443,943,877	65,934,673	378,009,204	—
Denmark	169,274,949	—	169,274,949	—
France	380,979,863	—	380,979,863	—
Germany	190,640,679	—	190,640,679	—
India	333,801,719	—	333,801,719	—
Ireland	309,703,883	244,822,433	64,881,450	—
Italy	61,748,319	—	61,748,319	—
Japan	877,432,943	—	877,432,943	—
Mexico	55,041,980	55,041,980	—	—
Netherlands	151,473,335	—	151,473,335	—
Portugal	69,088,894	—	69,088,894	—
Singapore	136,646,897	78,267,361	58,379,536	—
South Korea	52,275,982	—	52,275,982	—
Spain	161,101,698	—	161,101,698	—
Sweden	165,860,541	79,843,499	86,017,042	—
Switzerland	268,423,744	—	268,423,744	—
Taiwan	485,159,352	—	485,159,352	—
19	JOHN HANCOCK International Growth Fund |

	Total value at 9-30-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
United Kingdom	$709,253,397	—	$709,253,397	—
Uruguay	93,503,713	$93,503,713	—	—
Preferred securities	81,344,110	81,344,110	—	—
Short-term investments	68,824,387	27,724,387	41,100,000	—
Total investments in securities	$5,814,441,243	$1,018,383,686	$4,796,057,557	—
Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund’s investments as part of the caption related to the repurchase agreement.
Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay claims resulting from close-out of the transactions.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. Prior to September 27, 2024, JHCT was a prime money market fund investing in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of
| JOHN HANCOCK International Growth Fund	20

the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of September 30, 2024, the fund loaned securities valued at $26,326,894 and received $27,720,000 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
There may be unexpected restrictions on investments or on exposures to investments in companies located in certain foreign countries, such as China. For example, a government may restrict investment in companies or industries considered important to national interests, or intervene in the financial markets, such as by imposing trading restrictions, or banning or curtailing short selling. As a result of forced sales of a security, or inability to participate in an investment the manager otherwise believes is attractive, a fund may incur losses.
Trading in certain Chinese securities through Hong Kong Stock Connect or Bond Connect, mutual market access programs that enable foreign investment in the People’s Republic of China, is subject to certain restrictions and risks. Securities offered through these programs may lose purchase eligibility and any changes in laws, regulations and policies impacting these programs may affect security prices, which could adversely affect the fund’s performance.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end are presented under the caption Due to custodian in the Statement of assets and liabilities.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 14, 2025 unless extended or renewed. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the
21	JOHN HANCOCK International Growth Fund |

agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. Commitment fees for the six months ended September 30, 2024 were $15,654.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of March 31, 2024, the fund has a short-term capital loss carryforward of $1,177,317,021 and a long-term capital loss carryforward of $166,820,552 available to offset future net realized capital gains. These carryforwards do not expire.
As of March 31, 2024, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and corporate actions.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
| JOHN HANCOCK International Growth Fund	22

Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, equivalent on an annual basis to the sum of (a) 0.900% of the first $500 million of the fund’s average daily net assets; (b) 0.850% of the next $500 million of the fund’s average daily net assets, and (c) 0.800% of the fund’s average daily net assets in excess of $1 billion. The Advisor has a subadvisory agreement with Wellington Management Company LLP. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended September 30, 2024, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended September 30, 2024, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$20,092
Class C	1,996
Class I	106,942
Class R2	209
Class R4	423
Class	Expense reduction
Class R6	$74,454
Class 1	2,192
Class NAV	32,991
Total	$239,299

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended September 30, 2024, were equivalent to a net annual effective rate of 0.80% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended September 30, 2024, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
23	JOHN HANCOCK International Growth Fund |

Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
Class 1	0.05%	—
The fund’s Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on July 31, 2025, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $5,118 for Class R4 shares for the six months ended September 30, 2024.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $52,447 for the six months ended September 30, 2024. Of this amount, $8,977 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $43,470 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended September 30, 2024, CDSCs received by the Distributor amounted to $432 and $212 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended September 30, 2024 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$729,171	$264,259
Class C	242,416	25,955
Class I	—	1,401,371
Class R2	12,764	124
Class R4	17,913	231
Class R6	—	40,849
Class 1	13,243	—
Total	$1,015,507	$1,732,789
| JOHN HANCOCK International Growth Fund	24

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statement of operations. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Borrower	$3,487,500	4	5.812%	($2,252)
Lender	$6,100,000	1	5.810%	984
Note 5—Fund share transactions
Transactions in fund shares for the six months ended September 30, 2024 and for the year ended March 31, 2024 were as follows:
	Six Months Ended 9-30-24		Year Ended 3-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,322,279	$35,372,432	3,555,877	$86,162,587
Distributions reinvested	—	—	431,256	10,449,339
Repurchased	(2,230,048)	(59,597,767)	(6,469,632)	(154,059,706)
Net decrease	(907,769)	$(24,225,335)	(2,482,499)	$(57,447,780)
Class C shares
Sold	26,474	$664,813	64,119	$1,479,352
Distributions reinvested	—	—	48,123	1,110,685
Repurchased	(687,744)	(17,432,867)	(2,076,244)	(47,867,460)
Net decrease	(661,270)	$(16,768,054)	(1,964,002)	$(45,277,423)
Class I shares
Sold	4,946,886	$133,152,340	18,159,564	$442,198,719
Distributions reinvested	—	—	2,619,006	63,903,739
Repurchased	(13,893,592)	(373,351,622)	(69,574,471)	(1,692,859,577)
Net decrease	(8,946,706)	$(240,199,282)	(48,795,901)	$(1,186,757,119)
Class R2 shares
Sold	8,645	$228,802	78,986	$1,905,881
Distributions reinvested	—	—	4,321	104,646
Repurchased	(170,954)	(4,550,155)	(1,287,112)	(30,632,893)
Net decrease	(162,309)	$(4,321,353)	(1,203,805)	$(28,622,366)
25	JOHN HANCOCK International Growth Fund |

	Six Months Ended 9-30-24		Year Ended 3-31-24
	Shares	Amount	Shares	Amount
Class R4 shares
Sold	29,084	$785,360	73,773	$1,791,360
Distributions reinvested	—	—	10,081	245,479
Repurchased	(51,933)	(1,395,445)	(94,559)	(2,334,168)
Net decrease	(22,849)	$(610,085)	(10,705)	$(297,329)
Class R6 shares
Sold	3,538,453	$95,492,319	10,167,478	$247,877,134
Distributions reinvested	—	—	1,935,852	47,331,584
Repurchased	(10,892,327)	(294,619,764)	(21,184,871)	(517,410,256)
Net decrease	(7,353,874)	$(199,127,445)	(9,081,541)	$(222,201,538)
Class 1 shares
Sold	206,878	$5,640,142	128,108	$3,150,119
Distributions reinvested	—	—	57,715	1,408,257
Repurchased	(355,137)	(9,412,337)	(486,012)	(11,824,905)
Net decrease	(148,259)	$(3,772,195)	(300,189)	$(7,266,529)
Class NAV shares
Sold	467,221	$12,567,035	2,401,335	$57,473,973
Distributions reinvested	—	—	878,777	21,450,937
Repurchased	(3,036,086)	(82,438,736)	(4,205,054)	(104,186,169)
Net decrease	(2,568,865)	$(69,871,701)	(924,942)	$(25,261,259)
Total net decrease	(20,771,901)	$(558,895,450)	(64,763,584)	$(1,573,131,343)
Affiliates of the fund owned 100% and 74% of shares of Class 1 and Class NAV, respectively, on September 30, 2024. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $1,579,418,559 and $2,132,655,709, respectively, for the six months ended September 30, 2024.
Note 7—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At September 30, 2024, funds within the John Hancock group of funds complex held 10.3% of the fund’s net assets. There were no individual affiliated funds with an ownership of 5% or more of the fund’s net assets.
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
| JOHN HANCOCK International Growth Fund	26

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	2,771,718	$152,730,862	$261,838,729	$(386,873,140)	$(15,874)	$43,810	$279,912	—	$27,724,387

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
27	JOHN HANCOCK International Growth Fund |

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds III (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Wellington Management Company LLP (the Subadvisor), for John Hancock International Growth Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 24-27, 2024 meeting, at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at the meeting held on May 27-May 30, 2024. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At meetings held on June 24-27, 2024, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review.  In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
| JOHN HANCOCK INTERNATIONAL GROWTH FUND	28

Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
29	JOHN HANCOCK INTERNATIONAL GROWTH FUND |

(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index and the peer group median for the ten-year period ended December 31, 2023 and underperformed for the one-, three- and five-year periods ended December 31, 2023.  The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index and relative to its peer group median for the one-, three- and five-year periods, including the impact of past and current market conditions on the fund’s strategy and management’s outlook for the fund. The Board concluded that the fund’s performance is being monitored and reasonably addressed, where appropriate.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund are higher than the peer group median.
The Board took into account management’s discussion of the fund’s expenses. The Board took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm’s length with respect to the Subadvisor.  The Board also took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed
| JOHN HANCOCK INTERNATIONAL GROWTH FUND	30

information provided by the Advisor concerning investment advisory fees charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and a Subadvisor’s services to a fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm’s length;
(j)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is
31	JOHN HANCOCK INTERNATIONAL GROWTH FUND |

based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and Subadvisor.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
| JOHN HANCOCK INTERNATIONAL GROWTH FUND	32

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.
The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreement.
The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund is being monitored and reasonably addressed, where appropriate;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
* * *
33	JOHN HANCOCK INTERNATIONAL GROWTH FUND |

Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
| JOHN HANCOCK INTERNATIONAL GROWTH FUND	34

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock International Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF3915172	87SA 9/24
11/24

Semiannual Financial Statements & Other N-CSR Items
John Hancock
U.S. Growth Fund
U.S. equity
September 30, 2024

John Hancock
U.S. Growth Fund

2	Fund’s investments
5	Financial statements
8	Financial highlights
15	Notes to financial statements
22	Evaluation of advisory and subadvisory agreements by the Board of Trustees
1	JOHN HANCOCK U.S. GROWTH FUND |

Fund’s investments
AS OF 9-30-24 (unaudited)
	Shares	Value
Common stocks 99.6%		$1,554,971,853
(Cost $924,308,398)
Communication services 14.0%		218,119,053
Entertainment 2.1%
Netflix, Inc. (A)	22,469	15,936,588
Spotify Technology SA (A)	44,212	16,293,448
Interactive media and services 11.9%
Alphabet, Inc., Class A	704,789	116,889,256
Meta Platforms, Inc., Class A	86,639	49,595,629
Pinterest, Inc., Class A (A)	599,448	19,404,132
Consumer discretionary 13.4%		209,113,518
Broadline retail 7.5%
Amazon.com, Inc. (A)	625,624	116,572,520
Hotels, restaurants and leisure 2.6%
DraftKings, Inc., Class A (A)	511,072	20,034,022
Starbucks Corp.	211,071	20,577,312
Household durables 1.1%
Lennar Corp., Class A	96,132	18,022,827
Specialty retail 2.2%
O’Reilly Automotive, Inc. (A)	15,379	17,710,456
Ross Stores, Inc.	107,610	16,196,381
Consumer staples 1.0%		15,558,947
Consumer staples distribution and retail 1.0%
U.S. Foods Holding Corp. (A)	252,991	15,558,947
Energy 1.2%		19,022,837
Oil, gas and consumable fuels 1.2%
Targa Resources Corp.	128,524	19,022,837
Financials 11.1%		173,245,905
Capital markets 6.2%
Ares Management Corp., Class A	123,149	19,191,540
Evercore, Inc., Class A	40,181	10,179,455
KKR & Company, Inc.	144,092	18,815,533
Nasdaq, Inc.	219,356	16,015,182
S&P Global, Inc.	29,730	15,359,113
Tradeweb Markets, Inc., Class A	138,918	17,179,989
Consumer finance 1.4%
American Express Company	80,226	21,757,291
Financial services 3.5%
Corpay, Inc. (A)	49,308	15,421,570
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK U.S. GROWTH FUND	2

	Shares	Value
Financials (continued)
Financial services (continued)
Mastercard, Inc., Class A	79,640	$39,326,232
Health care 7.9%		122,714,965
Biotechnology 1.0%
United Therapeutics Corp. (A)	43,869	15,720,456
Health care providers and services 2.1%
Cencora, Inc.	67,028	15,086,662
UnitedHealth Group, Inc.	29,699	17,364,411
Life sciences tools and services 1.1%
ICON PLC (A)	61,713	17,730,762
Pharmaceuticals 3.7%
Eli Lilly & Company	64,127	56,812,674
Industrials 2.0%		31,828,606
Ground transportation 2.0%
Uber Technologies, Inc. (A)	423,478	31,828,606
Information technology 47.7%		744,218,746
Communications equipment 1.4%
Arista Networks, Inc. (A)	58,144	22,316,830
Electronic equipment, instruments and components 1.0%
Flex, Ltd. (A)	466,170	15,584,063
IT services 1.1%
GoDaddy, Inc., Class A (A)	113,486	17,792,335
Semiconductors and semiconductor equipment 17.5%
Broadcom, Inc.	299,185	51,609,413
NVIDIA Corp.	1,452,597	176,403,380
NXP Semiconductors NV	75,584	18,140,916
Qualcomm, Inc.	157,093	26,713,665
Software 16.3%
Intuit, Inc.	37,459	23,262,039
Microsoft Corp.	458,462	197,276,199
Salesforce, Inc.	120,927	33,098,929
Technology hardware, storage and peripherals 10.4%
Apple, Inc.	695,369	162,020,977
Real estate 1.3%		21,149,276
Health care REITs 1.3%
Welltower, Inc.	165,190	21,149,276

3	JOHN HANCOCK U.S. GROWTH FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Yield (%)	Shares	Value
Short-term investments 1.2%			$19,828,261
(Cost $19,828,261)
Short-term funds 1.2%			19,828,261
State Street Institutional U.S. Government Money Market Fund, Premier Class	4.9290(B)	19,828,261	19,828,261

Total investments (Cost $944,136,659) 100.8%	$1,574,800,114
Other assets and liabilities, net (0.8%)	(13,158,535)
Total net assets 100.0%	$1,561,641,579

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 9-30-24.
At 9-30-24, the aggregate cost of investments for federal income tax purposes was $945,526,164. Net unrealized appreciation aggregated to $629,273,950, of which $634,057,115 related to gross unrealized appreciation and $4,783,165 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK U.S. GROWTH FUND	4

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 9-30-24 (unaudited)

Assets
Unaffiliated investments, at value (Cost $944,136,659)	$1,574,800,114
Dividends receivable	398,759
Receivable for fund shares sold	837,224
Other assets	166,890
Total assets	1,576,202,987
Liabilities
Payable for investments purchased	12,878,626
Payable for fund shares repurchased	1,406,227
Payable to affiliates
Accounting and legal services fees	62,973
Transfer agent fees	114,849
Distribution and service fees	1,478
Trustees’ fees	2,843
Other liabilities and accrued expenses	94,412
Total liabilities	14,561,408
Net assets	$1,561,641,579
Net assets consist of
Paid-in capital	$785,048,664
Total distributable earnings (loss)	776,592,915
Net assets	$1,561,641,579

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($835,118,280 ÷ 30,355,612 shares)[1]	$27.51
Class C ($24,007,480 ÷ 946,239 shares)[1]	$25.37
Class I ($406,288,442 ÷ 14,426,970 shares)	$28.16
Class R2 ($1,203,530 ÷ 43,529 shares)	$27.65
Class R4 ($15,346,316 ÷ 545,805 shares)	$28.12
Class R6 ($203,494,508 ÷ 7,171,883 shares)	$28.37
Class NAV ($76,183,023 ÷ 2,685,637 shares)	$28.37
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$28.96

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
5	JOHN HANCOCK U.S. Growth Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 9-30-24 (unaudited)

Investment income
Dividends	$4,277,861
Interest	1,337
Less foreign taxes withheld	(25,220)
Total investment income	4,253,978
Expenses
Investment management fees	4,050,996
Distribution and service fees	1,144,839
Accounting and legal services fees	118,300
Transfer agent fees	656,219
Trustees’ fees	15,053
Custodian fees	83,701
State registration fees	73,887
Printing and postage	30,219
Professional fees	41,235
Other	30,965
Total expenses	6,245,414
Less expense reductions	(68,549)
Net expenses	6,176,865
Net investment loss	(1,922,887)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	79,334,313
79,334,313
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	38,345,484
38,345,484
Net realized and unrealized gain	117,679,797
Increase in net assets from operations	$115,756,910
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK U.S. Growth Fund	6

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 9-30-24 (unaudited)	Year ended 3-31-24
Increase (decrease) in net assets
From operations
Net investment loss	$(1,922,887)	$(3,713,573)
Net realized gain	79,334,313	112,296,383
Change in net unrealized appreciation (depreciation)	38,345,484	335,146,098
Increase in net assets resulting from operations	115,756,910	443,728,908
Distributions to shareholders
From earnings
Class A	—	(32,190,545)
Class C	—	(1,080,252)
Class I	—	(14,531,122)
Class R2	—	(60,657)
Class R4	—	(846)
Class R6	—	(7,204,381)
Class NAV	—	(2,907,566)
Total distributions	—	(57,975,369)
From fund share transactions	46,676,147	17,926,487
Total increase	162,433,057	403,680,026
Net assets
Beginning of period	1,399,208,522	995,528,496
End of period	$1,561,641,579	$1,399,208,522
7	JOHN HANCOCK U.S. Growth Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	9-30-24[1]	3-31-24	3-31-23	3-31-22	3-31-21	3-31-20
Per share operating performance
Net asset value, beginning of period	$25.46	$18.30	$22.99	$23.96	$16.24	$16.23
Net investment income (loss)[2]	(0.05)	(0.09)	(0.01)	(0.10)	(0.07)	0.01
Net realized and unrealized gain (loss) on investments	2.10	8.36	(2.76)	2.75	8.40	—[3]
Total from investment operations	2.05	8.27	(2.77)	2.65	8.33	0.01
Less distributions
From net realized gain	—	(1.11)	(1.92)	(3.62)	(0.61)	—
Net asset value, end of period	$27.51	$25.46	$18.30	$22.99	$23.96	$16.24
Total return (%)[4,5]	8.05[6]	46.08	(11.22)	10.06	51.37	0.06
Ratios and supplemental data
Net assets, end of period (in millions)	$835	$768	$547	$670	$653	$458
Ratios (as a percentage of average net assets):
Expenses before reductions	0.96[7]	0.99	0.99	0.96	1.01	1.01
Expenses including reductions	0.95[7]	0.98	0.98	0.96	1.00	1.00
Net investment income (loss)	(0.38)[7]	(0.44)	(0.04)	(0.40)	(0.31)	0.03
Portfolio turnover (%)	42	69	103	91	101	91[8]

[1]	Six months ended 9-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
[8]	Excludes in-kind transactions and merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK U.S. Growth Fund	8

CLASS C SHARES Period ended	9-30-24[1]	3-31-24	3-31-23	3-31-22	3-31-21	3-31-20
Per share operating performance
Net asset value, beginning of period	$23.57	$17.13	$21.84	$23.08	$15.77	$15.88
Net investment loss[2]	(0.14)	(0.24)	(0.14)	(0.28)	(0.23)	(0.12)
Net realized and unrealized gain (loss) on investments	1.94	7.79	(2.65)	2.66	8.15	0.01
Total from investment operations	1.80	7.55	(2.79)	2.38	7.92	(0.11)
Less distributions
From net realized gain	—	(1.11)	(1.92)	(3.62)	(0.61)	—
Net asset value, end of period	$25.37	$23.57	$17.13	$21.84	$23.08	$15.77
Total return (%)[3,4]	7.64[5]	45.01	(11.93)	9.25	50.29	(0.69)
Ratios and supplemental data
Net assets, end of period (in millions)	$24	$23	$19	$30	$35	$23
Ratios (as a percentage of average net assets):
Expenses before reductions	1.71[6]	1.74	1.74	1.71	1.76	1.76
Expenses including reductions	1.70[6]	1.73	1.73	1.71	1.75	1.75
Net investment loss	(1.13)[6]	(1.19)	(0.78)	(1.15)	(1.07)	(0.72)
Portfolio turnover (%)	42	69	103	91	101	91[7]

[1]	Six months ended 9-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
[7]	Excludes in-kind transactions and merger activity.
9	JOHN HANCOCK U.S. Growth Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	9-30-24[1]	3-31-24	3-31-23	3-31-22	3-31-21	3-31-20
Per share operating performance
Net asset value, beginning of period	$26.03	$18.66	$23.35	$24.23	$16.38	$16.36
Net investment income (loss)[2]	(0.02)	(0.04)	0.04	(0.04)	(0.01)	0.05
Net realized and unrealized gain (loss) on investments	2.15	8.55	(2.81)	2.78	8.49	(0.01)
Total from investment operations	2.13	8.51	(2.77)	2.74	8.48	0.04
Less distributions
From net investment income	—	(0.03)	—	—	(0.02)	(0.02)
From net realized gain	—	(1.11)	(1.92)	(3.62)	(0.61)	—
Total distributions	—	(1.14)	(1.92)	(3.62)	(0.63)	(0.02)
Net asset value, end of period	$28.16	$26.03	$18.66	$23.35	$24.23	$16.38
Total return (%)[3]	8.18[4]	46.50	(11.05)	10.33	51.84	0.26
Ratios and supplemental data
Net assets, end of period (in millions)	$406	$343	$262	$347	$408	$321
Ratios (as a percentage of average net assets):
Expenses before reductions	0.71[5]	0.74	0.74	0.71	0.76	0.76
Expenses including reductions	0.70[5]	0.73	0.73	0.71	0.75	0.75
Net investment income (loss)	(0.13)[5]	(0.18)	0.21	(0.16)	(0.06)	0.28
Portfolio turnover (%)	42	69	103	91	101	91[6]

[1]	Six months ended 9-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes in-kind transactions and merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK U.S. Growth Fund	10

CLASS R2 SHARES Period ended	9-30-24[1]	3-31-24	3-31-23	3-31-22	3-31-21	3-31-20
Per share operating performance
Net asset value, beginning of period	$25.60	$18.42	$23.16	$24.15	$16.38	$16.40
Net investment loss[2]	(0.07)	(0.12)	(0.03)	(0.14)	(0.10)	(0.02)
Net realized and unrealized gain (loss) on investments	2.12	8.41	(2.79)	2.77	8.48	—[3]
Total from investment operations	2.05	8.29	(2.82)	2.63	8.38	(0.02)
Less distributions
From net realized gain	—	(1.11)	(1.92)	(3.62)	(0.61)	—
Net asset value, end of period	$27.65	$25.60	$18.42	$23.16	$24.15	$16.38
Total return (%)[4]	8.01[5]	45.88	(11.36)	9.89	51.24	(0.12)
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$1	$2	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.10[6]	1.11	1.12	1.10	1.14	1.15
Expenses including reductions	1.09[6]	1.10	1.11	1.09	1.13	1.14
Net investment loss	(0.51)[6]	(0.56)	(0.16)	(0.54)	(0.45)	(0.11)
Portfolio turnover (%)	42	69	103	91	101	91[7]

[1]	Six months ended 9-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Excludes in-kind transactions and merger activity.
11	JOHN HANCOCK U.S. Growth Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R4 SHARES Period ended	9-30-24[1]	3-31-24	3-31-23	3-31-22	3-31-21	3-31-20
Per share operating performance
Net asset value, beginning of period	$26.00	$18.65	$23.36	$24.25	$16.41	$16.39
Net investment income (loss)[2]	(0.04)	(0.08)	0.02	(0.05)	(0.03)	0.03
Net realized and unrealized gain (loss) on investments	2.16	8.56	(2.81)	2.78	8.48	—[3]
Total from investment operations	2.12	8.48	(2.79)	2.73	8.45	0.03
Less distributions
From net investment income	—	(0.02)	—	—	—[3]	(0.01)
From net realized gain	—	(1.11)	(1.92)	(3.62)	(0.61)	—
Total distributions	—	(1.13)	(1.92)	(3.62)	(0.61)	(0.01)
Net asset value, end of period	$28.12	$26.00	$18.65	$23.36	$24.25	$16.41
Total return (%)[4]	8.15[5]	46.38	(11.13)	10.27	51.59	0.17
Ratios and supplemental data
Net assets, end of period (in millions)	$15	$16	$—[6]	$—[6]	$—[6]	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	0.96[7]	0.97	0.95	0.89	1.00	1.00
Expenses including reductions	0.85[7]	0.86	0.84	0.79	0.89	0.89
Net investment income (loss)	(0.28)[7]	(0.28)	0.12	(0.23)	(0.14)	0.15
Portfolio turnover (%)	42	69	103	91	101	91[8]

[1]	Six months ended 9-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	Excludes in-kind transactions and merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK U.S. Growth Fund	12

CLASS R6 SHARES Period ended	9-30-24[1]	3-31-24	3-31-23	3-31-22	3-31-21	3-31-20
Per share operating performance
Net asset value, beginning of period	$26.21	$18.78	$23.45	$24.30	$16.42	$16.39
Net investment income (loss)[2]	—	(0.02)	0.06	(0.01)	0.01	0.07
Net realized and unrealized gain (loss) on investments	2.16	8.60	(2.81)	2.78	8.51	—[3]
Total from investment operations	2.16	8.58	(2.75)	2.77	8.52	0.07
Less distributions
From net investment income	—	(0.04)	—	—	(0.03)	(0.04)
From net realized gain	—	(1.11)	(1.92)	(3.62)	(0.61)	—
Total distributions	—	(1.15)	(1.92)	(3.62)	(0.64)	(0.04)
Net asset value, end of period	$28.37	$26.21	$18.78	$23.45	$24.30	$16.42
Total return (%)[4]	8.24[5]	46.61	(10.91)	10.43	51.96	0.38
Ratios and supplemental data
Net assets, end of period (in millions)	$203	$175	$121	$145	$147	$99
Ratios (as a percentage of average net assets):
Expenses before reductions	0.61[6]	0.63	0.63	0.61	0.65	0.65
Expenses including reductions	0.60[6]	0.62	0.63	0.60	0.64	0.64
Net investment income (loss)	(0.02)[6]	(0.07)	0.32	(0.05)	0.04	0.37
Portfolio turnover (%)	42	69	103	91	101	91[7]

[1]	Six months ended 9-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Excludes in-kind transactions and merger activity.
13	JOHN HANCOCK U.S. Growth Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	9-30-24[1]	3-31-24	3-31-23	3-31-22	3-31-21	3-31-20
Per share operating performance
Net asset value, beginning of period	$26.20	$18.77	$23.45	$24.29	$16.41	$16.38
Net investment income (loss)[2]	—	(0.01)	0.06	(0.01)	0.01	0.07
Net realized and unrealized gain (loss) on investments	2.17	8.59	(2.82)	2.79	8.51	—[3]
Total from investment operations	2.17	8.58	(2.76)	2.78	8.52	0.07
Less distributions
From net investment income	—	(0.04)	—	—	(0.03)	(0.04)
From net realized gain	—	(1.11)	(1.92)	(3.62)	(0.61)	—
Total distributions	—	(1.15)	(1.92)	(3.62)	(0.64)	(0.04)
Net asset value, end of period	$28.37	$26.20	$18.77	$23.45	$24.29	$16.41
Total return (%)[4]	8.28[5]	46.64	(10.96)	10.48	52.01	0.39
Ratios and supplemental data
Net assets, end of period (in millions)	$76	$72	$45	$52	$54	$40
Ratios (as a percentage of average net assets):
Expenses before reductions	0.60[6]	0.62	0.62	0.60	0.64	0.64
Expenses including reductions	0.60[6]	0.61	0.62	0.59	0.63	0.63
Net investment income (loss)	(0.02)[6]	(0.07)	0.33	(0.04)	0.06	0.41
Portfolio turnover (%)	42	69	103	91	101	91[7]

[1]	Six months ended 9-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Excludes in-kind transactions and merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK U.S. Growth Fund	14

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock U.S. Growth Fund (the fund) is a series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates,
15	JOHN HANCOCK U.S. Growth Fund |

prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of September 30, 2024, all investments are categorized as Level 1 under the hierarchy described above.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 14, 2025 unless extended or renewed. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. Commitment fees for the six months ended September 30, 2024 were $4,910.
| JOHN HANCOCK U.S. Growth Fund	16

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of March 31, 2024, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and treating a portion of the proceeds from redemptions as distributions for tax purposes.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.600% of the first $500 million of the fund’s aggregate net assets; (b) 0.550% of the next $1.0 billion of the fund’s aggregate net
17	JOHN HANCOCK U.S. Growth Fund |

assets; and (c) 0.530% of the fund’s aggregate net assets in excess of $1.5 billion. Aggregate net assets include the net assets of the fund and Manulife U.S. Diversified Growth Equity Fund, a series trust of The Manufacturers Life Insurance Company. The advisor has a subadvisory agreement with Wellington Management Company LLP. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended September 30, 2024, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended September 30, 2024, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$32,930
Class C	982
Class I	15,434
Class R2	53
Class	Expense reduction
Class R4	$633
Class R6	7,787
Class NAV	3,063
Total	$60,882

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended September 30, 2024, were equivalent to a net annual effective rate of 0.54% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended September 30, 2024, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.25%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
The fund’s Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on July 31, 2025, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $7,667 for Class R4 shares for the six months ended September 30, 2024.
| JOHN HANCOCK U.S. Growth Fund	18

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $212,273 for the six months ended September 30, 2024. Of this amount, $36,344 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $175,929 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended September 30, 2024, CDSCs received by the Distributor amounted to $147 and $903 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended September 30, 2024 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$996,060	$434,906
Class C	118,793	12,943
Class I	—	203,742
Class R2	3,127	30
Class R4	26,859	349
Class R6	—	4,249
Total	$1,144,839	$656,219
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$ 5,000,000	1	5.805%	$ 806
19	JOHN HANCOCK U.S. Growth Fund |

Note 5—Fund share transactions
Transactions in fund shares for the six months ended September 30, 2024 and for the year ended March 31, 2024 were as follows:
	Six Months Ended 9-30-24		Year Ended 3-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	2,190,960	$57,229,915	2,656,205	$57,412,433
Distributions reinvested	—	—	1,430,523	31,657,465
Repurchased	(2,009,085)	(52,512,998)	(3,797,636)	(81,839,619)
Net increase	181,875	$4,716,917	289,092	$7,230,279
Class C shares
Sold	90,272	$2,172,291	179,237	$3,574,561
Distributions reinvested	—	—	52,568	1,079,229
Repurchased	(139,575)	(3,342,085)	(363,956)	(7,246,335)
Net decrease	(49,303)	$(1,169,794)	(132,151)	$(2,592,545)
Class I shares
Sold	2,959,755	$79,456,447	2,928,093	$65,999,253
Distributions reinvested	—	—	642,011	14,515,877
Repurchased	(1,715,810)	(45,638,580)	(4,413,852)	(96,739,681)
Net increase (decrease)	1,243,945	$33,817,867	(843,748)	$(16,224,551)
Class R2 shares
Sold	2,637	$67,469	8,893	$182,093
Distributions reinvested	—	—	2,559	56,990
Repurchased	(11,801)	(323,763)	(27,234)	(564,141)
Net decrease	(9,164)	$(256,294)	(15,782)	$(325,058)
Class R4 shares
Sold	19,240	$519,867	620,600	$15,778,814
Distributions reinvested	—	—	11	241
Repurchased	(93,035)	(2,449,454)	(1,777)	(45,525)
Net increase (decrease)	(73,795)	$(1,929,587)	618,834	$15,733,530
Class R6 shares
Sold	1,269,947	$34,123,262	1,636,063	$36,729,308
Distributions reinvested	—	—	316,176	7,196,156
Repurchased	(781,131)	(21,065,189)	(1,722,243)	(37,527,756)
Net increase	488,816	$13,058,073	229,996	$6,397,708
| JOHN HANCOCK U.S. Growth Fund	20

	Six Months Ended 9-30-24		Year Ended 3-31-24
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	207,571	$5,629,661	456,152	$10,197,614
Distributions reinvested	—	—	127,749	2,907,566
Repurchased	(265,880)	(7,190,696)	(245,522)	(5,398,056)
Net increase (decrease)	(58,309)	$(1,561,035)	338,379	$7,707,124
Total net increase	1,724,065	$46,676,147	484,620	$17,926,487
Affiliates of the fund owned 100% of shares of Class NAV on September 30, 2024. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $656,201,082 and $606,533,273, respectively, for the six months ended September 30, 2024.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors. Information technology companies can be significantly affected by rapid obsolescence, short product cycles, competition from new market entrants, and heightened cybersecurity risk, among other factors.
21	JOHN HANCOCK U.S. Growth Fund |

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds III (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Wellington Management Company LLP (the Subadvisor), for John Hancock U.S. Growth Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 24-27, 2024 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at the meeting held on May 27-May 30, 2024. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At meetings held on June 24-27, 2024, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreements separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
| JOHN HANCOCK U.S. GROWTH FUND	22

Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risk with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
23	JOHN HANCOCK U.S. GROWTH FUND |

(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund underperformed its benchmark index for the one-, three-, five- and ten-year periods ended December 31, 2023. The Board also noted that the fund outperformed its peer group median for the one-, three-, five- and ten-year periods ended December 31, 2023. The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index for the one-, three-, five- and ten-year periods. The Board also took into account the fund’s favorable performance relative to the peer group median for the one-, three-, five- and ten-year periods. The Board concluded that the fund’s performance has generally been in line with or outperformed the historical performance of comparable funds.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund are lower than the peer group median.
The Board also took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm’s length with respect to the Subadvisor. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board also noted that the fund’s distributor, an affiliate of the Advisor, has agreed to waive a
| JOHN HANCOCK U.S. GROWTH FUND	24

portion of its Rule 12b-1 fee for a share class of the fund. The Board noted that the fund has a voluntary fee waiver and/or expense reimbursement, which reduces certain expenses of the fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm’s length;
(j)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
25	JOHN HANCOCK U.S. GROWTH FUND |

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and Subadvisor.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of
| JOHN HANCOCK U.S. GROWTH FUND	26

orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreement.
The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the fund’s subadvisory fee is lower than the peer group median. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
27	JOHN HANCOCK U.S. GROWTH FUND |

(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
* * *
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
| JOHN HANCOCK U.S. GROWTH FUND	28

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock U.S. Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF3915184	393SA 9/24
11/24

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7, if applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to information included in Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 7, if applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATE PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board o f Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached "John Hancock Funds – Nominating, Governance and Administration Committee Charter".

ITEM 16. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds – Nominating, Governance and Administration Committee Charter”.

                                                                        SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Funds III

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President
Date:	November 11, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President
Date:	November 11, 2024
By:	/s/ Fernando A. Silva
---------------------------
Fernando A. Silva
Chief Financial Officer
Date:	November 11, 2024